                                  December 31, 1997








                                        ANNUAL
                                        REPORT


                                      TAX-EXEMPT
                                      BOND FUNDS

                                    NO-LOAD CLASS

                                      ----------

          SAFECO Municipal Bond Fund . . . . . . . . . . . . . . . . 3

          SAFECO California Tax-Free Income Fund . . . . . . . . . .10

          SAFECO Insured Municipal Bond Fund . . . . . . . . . . . .14

          SAFECO Washington State Municipal Bond Fund. . . . . . . .19

          SAFECO Intermediate-Term Municipal Bond Fund . . . . . . .23

                             REPORT FROM THE FUND MANAGER
                                  December 31, 1997
--------------------------------------------------------------------------------

                                       [PHOTO]
                                   STEPHEN C. BAUER

MARKET OVERVIEW

     Nineteen ninety-seven was a very good year for long-term bonds. While the financial press was obsessed about the stock market and if the bull market would continue, long-term interest rates quietly dropped to their lowest levels in 20 years. This produced handsome total returns for all classes of fixed-income securities.

     The Lehman Brothers Long Municipal Bond Index had a double-digit total return, 11.31% for the year. These excellent returns are particularly gratifying because most economists expected rates to rise during 1997 in the heat of the Federal Reserve's battle against inflation. The expected increase in inflation did not materialize, and the Fed's policy of "watchful waiting" proved the right one.

     (Interestingly, in light of financial problems in Asia, there are a few prognosticators who expect the Fed to ease monetary policy and allow yields to decline.)

     The Consumer Price Index, a broad gauge of inflation, posted its lowest annual increase of the nineties, less than 2%. This means that real returns (returns adjusted for inflation) were almost as high as stated returns.

     Already buoyed by low inflation, the bond market floated even higher on a strong dollar and increased volatility in the stock market. The strong dollar attracted foreign investors to our domestic bond market, bidding prices up and pushing yields down. During the second half of the year investors came to the bond market from the increasingly volatile stock market.

     Our investment strategy for 1998 will be based on the fundamental policies which have always governed the family of SAFECO Municipal Bond Funds--the same strategy that has produced our long-term success. We will stay fully invested and resist the temptation to try to time the market or predict the future. It simply can't be done.

     For our long-term funds, we will buy long-term bonds. We are in this for the long haul, and long bonds yield more than short bonds. For those investors who want an intermediate- or shorter-term fund, we have one. Still, even though we populate our intermediate-term fund with mid-range bonds, we manage it with a long view as well--we aren't out to make a quick gain; we're aiming for good results over the years.

--------------------------------------------------------------------------------

     One of our greatest advantages over our competition is our willingness and ability to make decisions which may not look good for several years--that is to buy and hold out-of-favor bonds. If we are correct in recognizing value, the market will reward us for our patience.

     We think that long-term performance is most important to our shareholders and so it is most important to us.


SAFECO MUNICIPAL BOND FUND

     The total return for the Municipal Bond Fund was 10.68% for the year ended December 31, 1997, which compares favorably with 9.10%, the average return for general municipal bond funds reported by Lipper Analytical Services. Of the 235 funds reporting one-year returns, SAFECO Municipal was number 11.

     The Fund slightly underperformed the Lehman Brothers Long Municipal Bond Index's return of 11.31%, but this is standard. It's nearly impossible for a bond fund to beat a bond index because the index has no expenses, no cash and no call features. The difference in the performance of the Fund and its peer group over the long term is a better measure of success.

     As nice as it is to do well for a given year, the more important results are for the longer time periods. Fortunately, our three-, five-, and ten-year returns, which


PERFORMANCE OVERVIEW - NO-LOAD CLASS


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 1997
---------------------------------------
     1-Year                   10.68%
     5-Year                    7.48%
     10-Year                   9.02%

[GRAPH]

                                 INVESTMENT VALUE

                        SAFECO               LEHMAN BROTHERS
                     MINICIPAL BOND           LONG MUNICIPAL
                     FUND: $23,723          BOND INDEX: $25,516
                     --------------         -------------------
12/31/87                10,000                   10,000
01/31/88                10,473                   10,399
02/28/88                10,593                   10,521
03/31/88                10,386                   10,371
04/30/88                10,464                   10,453
05/31/88                10,434                   10,464
06/30/88                10,645                   10,667
07/31/88                10,700                   10,739
08/31/88                10,755                   10,781
09/30/88                10,995                   11,026
10/31/88                11,298                   11,277
11/30/88                11,165                   11,155
12/31/88                11,388                   11,350
01/31/89                11,650                   11,617
02/28/89                11,476                   11,454
03/31/89                11,476                   11,464
04/30/89                11,745                   11,800
05/31/89                11,965                   12,073
06/30/89                12,116                   12,257
07/31/89                12,240                   12,419
08/31/89                12,132                   12,230
09/30/89                12,122                   12,193
10/31/89                12,240                   12,354
11/30/89                12,460                   12,616
12/31/89                12,536                   12,710
01/31/90                12,390                   12,581
02/28/90                12,532                   12,723
03/31/90                12,515                   12,736
04/30/90                12,323                   12,580
05/31/90                12,712                   12,936
06/30/90                12,830                   13,063
07/31/90                13,076                   13,293
08/31/90                12,736                   12,977
09/30/90                12,711                   12,957
10/31/90                12,954                   13,231
11/30/90                13,314                   13,566
12/31/90                13,369                   13,626
01/31/91                13,581                   13,809
02/28/91                13,640                   13,906
03/31/91                13,657                   13,939
04/30/91                13,886                   14,155
05/31/91                14,026                   14,322
06/30/91                13,978                   14,295
07/31/91                14,199                   14,516
08/31/91                14,416                   14,724
09/30/91                14,646                   14,938
10/31/91                14,803                   15,094
11/30/91                14,755                   15,112
12/31/91                15,212                   15,472
01/31/92                15,080                   15,463
02/28/92                15,119                   15,487
03/31/92                15,100                   15,526
04/30/92                15,243                   15,674
05/31/92                15,500                   15,904
06/30/92                15,835                   16,211
07/31/92                16,444                   16,806
08/31/92                16,107                   16,580
09/30/92                16,139                   16,654
10/31/92                15,787                   16,376
11/30/92                16,270                   16,837
12/31/92                16,543                   17,055
01/31/93                16,704                   17,216
02/28/93                17,426                   18,017
03/31/93                17,153                   17,800
04/30/93                17,388                   18,043
05/31/93                17,488                   18,192
06/30/93                17,847                   18,535
07/31/93                17,778                   18,553
08/31/93                18,251                   19,028
09/30/93                18,455                   19,293
10/31/93                18,506                   19,329
11/30/93                18,272                   19,095
12/31/93                18,637                   19,588
01/31/94                18,864                   19,819
02/28/94                18,306                   19,163
03/31/94                17,376                   18,019
04/30/94                17,392                   18,158
05/31/94                17,601                   18,370
06/30/94                17,406                   18,150
07/31/94                17,807                   18,616
08/31/94                17,820                   18,655
09/30/94                17,380                   18,223
10/31/94                17,008                   17,663
11/30/94                16,659                   17,197
12/31/94                17,100                   17,807
01/31/95                17,729                   18,590
02/28/95                18,474                   19,348
03/31/95                18,609                   19,581
04/30/95                18,581                   19,571
05/31/95                19,445                   20,404
06/30/95                19,029                   20,028
07/31/95                19,120                   20,131
08/31/95                19,367                   20,415
09/30/95                19,511                   20,575
10/31/95                19,920                   21,073
11/30/95                20,472                   21,616
12/31/95                20,773                   21,953
01/31/96                20,841                   22,048
02/28/96                20,611                   21,779
03/31/96                20,140                   21,380
04/30/96                19,988                   21,295
05/31/96                20,021                   21,305
06/30/96                20,316                   21,633
07/31/96                20,565                   21,847
08/31/96                20,492                   21,819
09/30/96                20,906                   22,303
10/31/96                21,153                   22,576
11/30/96                21,625                   23,061
12/31/96                21,433                   22,923
01/31/97                21,330                   22,877
02/28/97                21,551                   23,124
03/31/97                21,184                   22,724
04/30/97                21,452                   22,992
05/31/97                21,811                   23,438
06/30/97                22,085                   23,738
07/31/97                22,985                   24,602
08/31/97                22,589                   24,275
09/30/97                22,901                   24,624
10/31/97                23,080                   24,836
11/30/97                23,253                   25,057
12/31/97                23,723                   25,516


The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

have also been above average, better reflect the results of our long-term strategy. (For the three years, SAFECO Municipal was 9 of 190 funds reporting to Lipper. For the five and ten years, it was 15 of 111 and 11 of 72.)

     In the world of municipal bonds, it is hard to implement a strategy which has an immediate impact. Value is often not recognized for two or three years. Hence, much of the last three year's good performance stems from transactions done in 1994 when prices fell dramatically. The chaotic markets of that year provided opportunities to add value to the Fund, even though much of that value was not fully realized until years later.

     The valuable call protection afforded by the deep discount bonds, which are a hallmark of all the SAFECO Municipal bond funds, came into its own this year. While bonds priced at par (current interest rates) rose from 4% at mid-year to 5% at year-end, deep discounts rose 6% to 8% in price over the same period.




Stephen C. Bauer
--------------------------------------------------------------------------------
Steve Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a B.S. in microbiology and an M.B.A. from the University of Washington.

--------------------------------------------------------------------------------
                                      HIGHLIGHTS
--------------------------------------------------------------------------------

CURRENT YIELD (30-DAY) . . . . . . . . . . . . . . . . . . . . . . . . . 4.72%

WEIGHTED AVERAGE MATURITY. . . . . . . . . . . . . . . . . . . . .  23.5 YEARS

                                                                    PERCENT OF
TOP FIVE STATES                                                      NET ASSETS
--------------------------------------------------------------------------------
California . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   21%
Washington . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   13
Illinois . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    7
Texas. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    7
New York . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    7


                                                                    Percent of
TOP FIVE HOLDINGS                                                   Net Assets
--------------------------------------------------------------------------------
San Joaquin Hills Transportation
  Corridor Agency. . . . . . . . . . . . . . . . . . . . . . . . . . .  4.7%
Wyoming Community Development. . . . . . . . . . . . . . . . . . . . .  3.8
Illinois Educational Facilities Authority. . . . . . . . . . . . . . .  3.6
Alaska Housing Finance Corp. . . . . . . . . . . . . . . . . . . . . .  3.2
Austin Combined Utility System . . . . . . . . . . . . . . . . . . . .  3.2

S&P CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS

[CHART]

1  AAA:  34%
2  AA:  24%
3  A:  26%
4  BBB:  12%
5  Not Rated:  2%
6  Cash and Other:  2%

--------------------------------------------------------------------------------

                               PORTFOLIO OF INVESTMENTS
                              SAFECO MUNICIPAL BOND FUND
                               As of December 31, 1997


PRINCIPAL
AMOUNT (000'S)                                                     VALUE (000'S)
--------------------------------------------------------------------------------
BONDS* - 98.1%

ALABAMA - 1.8%
    $2,000     Alabama Special Care Facility
               Financial Authority
               5.00%, due 11/01/25 . . . . . . . . . . . . . . . . .$ 1,902

     1,310     Board of Trustees Alabama
               Agriculture and Mechanical
               University Revenue
               5.50%, due 11/01/20 [MBIA]. . . . . . . . . . . . . . .1,348

     1,000     Citronelle Industrial Development
               Board Pollution Control Revenue
               8.00%, due 12/01/12 . . . . . . . . . . . . . . . . . .1,094

     4,250     Jefferson County Alabama
               Sewer Revenue
               8.00%, due 12/01/12 . . . . . . . . . . . . . . . . . .4,479

ALASKA - 4.3%
               Alaska Housing Finance Corp.
               Veterans Mortgage Program
       595     6.50%, due 6/01/31. . . . . . . . . . . . . . . . . . . .613
    17,000     5.00%, due 12/01/18 . . . . . . . . . . . . . . . . . 16,215

     5,000     City of Valdez, Alaska  Marine
               Terminal Revenue Refunding
               Bonds (BP Pipelines (Alaska) Inc.
               Project) Series 1993B
               5.50%, due 10/01/28 . . . . . . . . . . . . . . . . . .5,028

ARIZONA - 1.8%
     9,800     Phoenix Civic Improvement Corp.
               Wastewater System Lease
               Revenue
               4.75%, due 7/01/23 [MBIA] . . . . . . . . . . . . . . .9,168

CALIFORNIA - 20.5%
     1,500     Foothill/Eastern Transportation
               Corridor Agency Toll Road
               Revenue
               5.00%, due 1/01/35. . . . . . . . . . . . . . . . . . .1,409

     2,500     Los Angeles County Certificates
               of Participation  (Disney Parking
               Project)
               5.50%, due 9/01/21. . . . . . . . . . . . . . . . . . .2,507

   $13,000     Los Angeles Department of
               Water and Power Electric Plant
               Revenue
               5.25%, due 11/15/26 . . . . . . . . . . . . . . . . .$12,885

               Los Angeles Wastewater
               System Revenue
     5,000     4.70%, due 11/01/19 [FGIC]. . . . . . . . . . . . . . .4,719

     2,200     Metropolitan Water District of
               Southern California Waterworks
               Revenue
               5.75%, due 3/01/14. . . . . . . . . . . . . . . . . . .2,241

     5,250     Northern California Power
               Agency Geothermal Project
               Revenue
               5.00%, due 7/01/09. . . . . . . . . . . . . . . . . . .5,250

               Pittsburg Redevelopment
               Agency Los Medanos Community
               Development Project Tax
               Allocation
    11,995     5.80%, due 8/01/34 [FSA]. . . . . . . . . . . . . . . 13,094
     6,400     4.625%, due 8/01/21 [AMBAC] . . . . . . . . . . . . . .5,944

     1,000     Redding Joint Powers Financing
               Solid Waste  and Corporation
               Yard Revenue
               5.00%, due 1/01/23. . . . . . . . . . . . . . . . . . . .947

     8,750     Sacramento County Sanitation
               District Finance Authority
               4.75%, due 12/01/23 . . . . . . . . . . . . . . . . . .8,169

     3,600     San Francisco Airport
               Commission Sewer Revenue
               6.00%, due 5/01/25 [FGIC] . . . . . . . . . . . . . . .3,876

     1,700     San Francisco Redevelopment
               Financing Authority
               Tax Allocation Revenue
               4.75%, due 8/01/18 [FGIC] . . . . . . . . . . . . . . .1,620

     8,010     San Joaquin County Public
               Facilities Financing Corp.
               Certificates of Participation
               Capital Facilities Project
               4.75%, due 11/15/19 [MBIA]. . . . . . . . . . . . . . .7,602

                          SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                               PORTFOLIO OF INVESTMENTS
                              SAFECO MUNICIPAL BOND FUND
                               As of December 31, 1997


PRINCIPAL
AMOUNT (000'S)                                                     VALUE (000'S)
--------------------------------------------------------------------------------
CALIFORNIA (CONTINUED)
   $25,000     San Joaquin Hills Transportation
               Corridor Agency Senior Lien Toll
               Road Revenue
               5.00%, due 1/01/33. . . . . . . . . . . . . . . . . .$23,698

               Southern California Public Power
               Authority Power Project Revenue
               (Multiple Projects)
     4,085   ++5.50%, due 7/01/20
               (Prerefunded 7/01/00 @ 100) . . . . . . . . . . . . . .4,239
     3,165     5.50%, due 7/01/20. . . . . . . . . . . . . . . . . . .3,176

     2,200     Southern California Public Power
               Authority Power Project Revenue
               (Palo Verde Project)
               5.00%, due 7/01/17. . . . . . . . . . . . . . . . . . .2,141

COLORADO - 0.3%
     1,000     Colorado Housing Finance
               Authority Multi-Family Mortgage
               Revenue
               8.30%, due 10/01/23 . . . . . . . . . . . . . . . . . .1,107

       235     Colorado Housing Finance
               Authority Single Family
               Residential Housing Revenue
               8.75%, due 9/01/17. . . . . . . . . . . . . . . . . . . .241

FLORIDA - 1.7%
     3,000     Florida Board of Education
               General Obligation
               5.00%, due 6/01/24. . . . . . . . . . . . . . . . . . .2,918

     2,750     Mid-Bay Bridge Authority
               Revenue
               6.10%, due 10/01/22 . . . . . . . . . . . . . . . . . .2,876

     3,000     Orlando Utility Commission
               Water and Electric Revenue
               5.00%, due 10/01/23 . . . . . . . . . . . . . . . . . .2,886

GEORGIA - 3.2%
     6,750     Atlanta Water and Sewerage
               Revenue
               4.50%, due 1/01/18. . . . . . . . . . . . . . . . . . .6,206

   $ 4,000     Cobb County Kennestone
               Hospital Authority Revenue
               5.00%, due 4/01/24 [MBIA] . . . . . . . . . . . . . .$ 3,864

     5,000     Municipal Electric Authority
               Project One Special Obligation
               Fourth Crossover Series
               6.50%, due 1/01/20. . . . . . . . . . . . . . . . . . .5,839

ILLINOIS - 7.0%
     5,500     Illinois Dedicated Tax Revenue
               (Civic Center)
               7.00%, due 12/15/10 [AMBAC] . . . . . . . . . . . . . .5,997

    17,500     Illinois Educational Facilities
               Authority  Adjustable Demand
               Revenue (University of Chicago)
               5.70%, due 12/01/25 . . . . . . . . . . . . . . . . . 18,027

     5,000     Metropolitan Pier and Exposition
               Authority McCormick
               Place Convention Complex
               Hospitality Facilities Revenue
               7.00%, due 7/01/26. . . . . . . . . . . . . . . . . . .6,132

     4,770     University of Illinois Auxiliary
               Facilities System Revenue
               5.75%, due 4/01/22. . . . . . . . . . . . . . . . . . .4,955

INDIANA - 5.3%
       200     Beech Grove Economic
               Development Revenue
               (Westvaco Corp.)
               8.75%, due 7/01/10. . . . . . . . . . . . . . . . . . . .204

    11,000   ++East Chicago Elementary School
               Building Corp. First Mortgage
               7.00%, due 1/15/16
               (Prerefunded 1/15/03 @ 102) . . . . . . . . . . . . . 12,529

     7,715     Hammond Multi-School Building
               Corp. First Mortgage Revenue
               6.20%, due 7/10/15. . . . . . . . . . . . . . . . . . .8,239

     6,450     Indianapolis Gas Utility System
               Revenue
               4.00%, due 6/01/11 [FGIC] . . . . . . . . . . . . . . .5,938

                          SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                               PORTFOLIO OF INVESTMENTS
                              SAFECO MUNICIPAL BOND FUND
                               As of December 31, 1997


PRINCIPAL
AMOUNT (000'S)                                                     VALUE (000'S)
--------------------------------------------------------------------------------
MARYLAND - 2.0%
    $5,125     Baltimore Project and Revenue
               (Water Projects)
               5.00%, due 7/01/24 [FGIC] . . . . . . . . . . . . . . $5,166

     5,000     Maryland Health and Higher
               Educational Facilities Authority
               Revenue  (University of Maryland
               Medical System)
               4.75%, due 7/01/23 [FGIC] . . . . . . . . . . . . . . .4,731

MASSACHUSETTS - 2.5%
     5,140     Massachusetts Housing Finance
               Agency (Rental Housing and
               Mortgage Revenue)
               6.20%, due 7/01/38 [AMBAC]. . . . . . . . . . . . . . .5,456

               Massachusetts Water Resources
               Authority General Revenue
     4,500     6.00%, due 4/01/20. . . . . . . . . . . . . . . . . . .4,691
     2,500     4.75%, due 12/01/23 . . . . . . . . . . . . . . . . . .2,297

MICHIGAN - 1.4%
     5,250     Detroit Water Supply System
               Revenue
               4.75%, due 7/01/19 [FGIC] . . . . . . . . . . . . . . .4,985

     2,000     University of Michigan Hospital
               Revenue
               6.375%, due 12/01/24. . . . . . . . . . . . . . . . . .2,086

MISSOURI - 1.0%
     5,000     The Curators of the University of
               Missouri  System Facilities
               Revenue Bonds Series 1997
               5.80%, due 11/01/27 . . . . . . . . . . . . . . . . . .5,275

NEW JERSEY - 0.3%
     1,465   ++New Jersey Turnpike Authority
               Revenue
               10.375%, due 1/01/03
               (Escrowed to Maturity). . . . . . . . . . . . . . . . .1,704

NEW MEXICO - 0.5%
    $2,500     Farmington Collateralized
               Pollution Control Revenue
               (Tucson Gas and Electric Co.)
               6.10%, due 1/01/08. . . . . . . . . . . . . . . . . .$ 2,501

NEW YORK - 6.8%
               New York City Municipal Water
               Finance Authority Water and
               Sewer System Revenue
     2,205     6.00%, due 6/15/19 [FGIC] . . . . . . . . . . . . . . .2,272
     2,100     5.00%, due 6/15/17 [FGIC] . . . . . . . . . . . . . . .2,077

               New York Dormitory Authority
               State University Educational
               Facilities Revenue
     4,400     7.50%, due 5/15/11. . . . . . . . . . . . . . . . . . .5,414
     5,250     7.50%, due 5/15/13. . . . . . . . . . . . . . . . . . .6,639
     5,500     5.25%, due 5/15/15. . . . . . . . . . . . . . . . . . .5,645
     1,500     5.00%, due 7/01/15. . . . . . . . . . . . . . . . . . .1,476

     4,000   ++New York Local Government
               Assistance Corp.
               7.00%, due 4/01/21
               (Prerefunded 4/01/01 @ 100) . . . . . . . . . . . . . .4,357

     6,500     New York State Urban
               Development Corporation
               Correctional Facilities Revenue
               Bonds Series 6
               5.375%, due 1/01/25 . . . . . . . . . . . . . . . . . .6,440

NORTH CAROLINA - 2.3%
    11,000     North Carolina Eastern Municipal
               Power Agency Power System
               Revenue
               6.00%, due 1/01/22. . . . . . . . . . . . . . . . . . 11,805

OKLAHOMA - 1.3%
     5,590     McGee Creek Authority Water
               Revenue
               6.00%, due 1/01/23 [MBIA] . . . . . . . . . . . . . . .6,374

Pennsylvania - 3.9%
     5,000     Centre County University Area
               Joint Authority Sewer Revenue
               4.75%, due 11/01/20 [MBIA]. . . . . . . . . . . . . . .4,733

                          SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                               PORTFOLIO OF INVESTMENTS
                              SAFECO MUNICIPAL BOND FUND
                               As of December 31, 1997


PRINCIPAL
AMOUNT (000'S)                                                     VALUE (000'S)
--------------------------------------------------------------------------------
PENNSYLVANIA (CONTINUED)
   $ 6,000   ++Pennsylvania Intergovernmental
               Cooperative Authority Special
               Tax Revenue  (City of Philadelphia)
               6.80%, due 6/15/22
               (Prerefunded 6/15/02 @ 100) . . . . . . . . . . . . . $6,632

     7,415   ++Philadelphia Water and Sewer
               Revenue
               7.00%, due 8/01/18
               (Prerefunded 8/01/01 @ 100) . . . . . . . . . . . . . .8,124

SOUTH CAROLINA - 5.5%
    10,250     Charleston County Hospital
               Facility Revenue
               5.00%, due 10/01/22 [MBIA]. . . . . . . . . . . . . . .9,883

     1,040     Charleston County Pollution
               Control Facilities Revenue
               5.90%, due 8/01/03. . . . . . . . . . . . . . . . . . .1,041

     5,500     Pickens County and Richland
               County Hospital Revenue
               5.75%, due 8/01/21 [AMBAC]. . . . . . . . . . . . . . .5,648

               South Carolina Public Service
               Authority Power Supply Revenue
     1,395     5.70%, due 7/01/08. . . . . . . . . . . . . . . . . . .1,397
    10,000     5.125%, due 1/01/32 . . . . . . . . . . . . . . . . . .9,726

TEXAS - 6.9%
    10,000     Austin Combined Utility System
               Revenue
               12.50%, due 11/15/07 [MBIA] . . . . . . . . . . . . . 16,152

               Austin Water, Sewer and
               Electric Revenue
     4,195     14.00%, due 11/15/01. . . . . . . . . . . . . . . . . .5,070
        80     14.00%, due 11/15/01. . . . . . . . . . . . . . . . . . . 97
        75     14.00%, due 11/15/01. . . . . . . . . . . . . . . . . . . 81

     2,000     City of Houston, Texas Water
               and Sewer System Junior Lien
               Revenue Bonds, Series 1997C
               5.375%, due 12/01/27 [FGIC] . . . . . . . . . . . . . .2,029

    $1,600   ++Coastal Industrial Water Authority
               Water Revenue
               5.50%, due 12/15/09 . . . . . . . . . . . . . . . . . $1,655

     2,260     Texas Municipal Power Agency
               Revenue
               5.50%, due 9/01/13 [FGIC] . . . . . . . . . . . . . . .2,261

     7,500     Waco Texas Health Facilities
               Development Corp.  Hospital
               Revenue
               5.00%, due 11/01/25 . . . . . . . . . . . . . . . . . .7,248

UTAH - 0.9%
               Intermountain Power Agency
               Special Obligation First
               Crossover Series
     1,900     6.00%, due 7/01/23. . . . . . . . . . . . . . . . . . .1,922
     2,750     5.00%, due 7/01/16. . . . . . . . . . . . . . . . . . .2,653

VIRGINIA - 0.2%
     1,110   ++Richmond Metropolitan
               Expressway Authority Revenue
               5.60%, due 1/15/13. . . . . . . . . . . . . . . . . . .1,163

WASHINGTON - 12.7%
     7,000     CDP King County III Lease
               Revenue Bonds, 1997 (King
               Street Center Project)
               5.25%, due 6/01/26 [MBIA] . . . . . . . . . . . . . . .6,969

               Douglas County Public Utility
               District #1 Wells Hydroelectric
               Revenue
     5,055     8.75%, due 9/01/18. . . . . . . . . . . . . . . . . . .6,658
     2,200     8.75%, due 9/01/18. . . . . . . . . . . . . . . . . . .2,968

     2,500     Everett School District #2
               Snohomish County Unlimited
               Tax General Obligation
               6.20%, due 12/01/12 [MBIA]. . . . . . . . . . . . . . .2,743

                          SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                               PORTFOLIO OF INVESTMENTS
                              SAFECO MUNICIPAL BOND FUND
                               As of December 31, 1997


PRINCIPAL
AMOUNT (000'S)                                                     VALUE (000'S)
--------------------------------------------------------------------------------
WASHINGTON (CONTINUED)
    $2,200     King County Housing Authority
               Pooled Housing Refunding
               Revenue
               6.80%, due 3/01/26. . . . . . . . . . . . . . . . . . $2,342

     1,650     King County Limited Tax General
               Obligation (Various Purposes)
               4.75%, due 1/01/19. . . . . . . . . . . . . . . . . . .1,552

     2,255     King County Public Hospital
               District #1 Hospital Facilities
               Revenue (Valley Medical Center)
               5.50%, due 9/01/17 [AMBAC]. . . . . . . . . . . . . . .2,281

     4,800     Lewis County Public Utility
               District #1 Cowlitz Falls
               Hydroelectric Project Revenue
               6.00%, due 10/01/24 . . . . . . . . . . . . . . . . . .4,983

     4,000     Port of Seattle Revenue
               6.00%, due 12/01/14 . . . . . . . . . . . . . . . . . .4,126

     2,944     Seattle Housing Authority
               Washington Low Income Housing
               Revenue Mt. Zion Project
               6.60%, due 8/20/38. . . . . . . . . . . . . . . . . . .3,222

     3,000     Washington Health Care Facilities
               Authority Revenue (Fred
               Hutchinson Cancer Research
               Center) 7.375%, due 1/01/18 . . . . . . . . . . . . . .3,294

     6,350     Washington Health Care Facilities
               Authority Revenue (Yakima Valley
               Memorial Hospital Association)
               7.25%, due 1/01/21. . . . . . . . . . . . . . . . . . .7,012

     8,500     Washington Public Power Supply
               System Nuclear Project #1
               Revenue
               6.00%, due 7/01/17. . . . . . . . . . . . . . . . . . .8,882

     4,000     Washington Public Power Supply
               System Nuclear Project #2
               Revenue
               6.30%, due 7/01/12. . . . . . . . . . . . . . . . . . .4,556

     2,610     Washington Public Power Supply
               System Nuclear Project #3
               Revenue
               5.50%, due 7/01/18 [AMBAC]. . . . . . . . . . . . . . .2,615

WISCONSIN - 0.2%
   $ 1,000     Wisconsin Health and Education
               Facilities Authority Revenue
               6.00%, due 10/01/12 [MBIA]. . . . . . . . . . . . . $  1,020

WYOMING - 3.7%
    18,375     Wyoming Community
               Development Authority Housing
               Revenue 5.60%, due 6/01/29
               [MBIA]. . . . . . . . . . . . . . . . . . . . . . . . 18,870
                                                                   --------

TOTAL BONDS  . . . . . . . . . . . . . . . . . . . . . . . . . . .  494,321
                                                                   --------

TEMPORARY INVESTMENTS - 0.7%

INVESTMENT COMPANIES:
     3,330     Federated Tax-Exempt
               Money Market Fund, Inc. . . . . . . . . . . . . . . . .3,330
                                                                   --------

TOTAL TEMPORARY INVESTMENTS. . . . . . . . . . . . . . . . . . . . . .3,330
                                                                   --------

TOTAL INVESTMENTS - 98.8%. . . . . . . . . . . . . . . . . . . . . .497,651
Other Assets, less Liabilities . . . . . . . . . . . . . . . . . . . .6,187
                                                                   --------

NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . .$503,838
                                                                   --------
                                                                   --------

--------------------------------------------------------------------------------
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description.
The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

MBIA:     Municipal Bond Investors
          Assurance Corp. . . . . . . . . . . . . . . . . . . . .      17.6%
FGIC:     Financial Guaranty Insured Corp . . . . . . . . . . . .       7.9
AMBAC:    AMBAC Indemnity Corp. . . . . . . . . . . . . . . . . .       5.5
 FSA:     Financial Security
          Assurance, Inc. . . . . . . . . . . . . . . . . . . . .       2.6
                                                                   --------
                                                                       33.6%
                                                                   --------
                                                                   --------

++ Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.

                          SEE NOTES TO FINANCIAL STATEMENTS

                            REPORT FROM THE FUND MANAGER*
                                  December 31, 1997
--------------------------------------------------------------------------------

SAFECO CALIFORNIA
TAX-FREE INCOME FUND

     The SAFECO California Tax-Free Income Fund was again the best performing fund of the SAFECO Tax-Exempt Bond Trust for the year ended December 31, 1997. The Fund's no-load class delivered 11.55%, while the average California municipal bond fund returned 9.15% as measured by Lipper Analytical Services. The Fund was sixth of 103 funds reporting one-year results and number one of 81 funds for the three years just ended. (For the five and ten years, the SAFECO California Fund ranked third of 51 funds and first of 30, respectively reporting for those periods.)

     The Fund outperformed the Lehman Brothers Long Municipal Bond Index return of 11.31%. This is remarkable, given the difficulty of beating a bond index. Strong demand for California tax-exempt bonds as the local economy improved helped the entire sector prosper.

*SEE OVERVIEW ON PAGE 2

CALIFORNIA TAX-FREE INCOME FUND

PERFORMANCE OVERVIEW - NO-LOAD CLASS


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 1997
---------------------------------------
     1-Year             11.55%
     5-Year              8.21%
     10-Year             9.11%


[GRAPH]

                                     INVESTMENT VALUE

                            SAFECO               LEHMAN BROTHERS
                      CALIFORNIA TAX-FREE         LONG MUNICIPAL
                      INCOME FUND: $23,910      BOND INDEX: $25,516
                      --------------------      -------------------
12/31/87                     10,000                   10,000
01/31/88                     10,492                   10,399
02/28/88                     10,646                   10,521
03/31/88                     10,334                   10,371
04/30/88                     10,392                   10,453
05/31/88                     10,301                   10,464
06/30/88                     10,565                   10,667
07/31/88                     10,594                   10,739
08/31/88                     10,641                   10,781
09/30/88                     10,891                   11,026
10/31/88                     11,214                   11,277
11/30/88                     11,045                   11,155
12/31/88                     11,279                   11,350
01/31/89                     11,549                   11,617
02/28/89                     11,383                   11,454
03/31/89                     11,377                   11,464
04/30/89                     11,641                   11,800
05/31/89                     11,878                   12,073
06/30/89                     12,005                   12,257
07/31/89                     12,144                   12,419
08/31/89                     11,996                   12,230
09/30/89                     11,992                   12,193
10/31/89                     12,108                   12,354
11/30/89                     12,324                   12,616
12/31/89                     12,397                   12,710
01/31/90                     12,259                   12,581
02/28/90                     12,409                   12,723
03/31/90                     12,386                   12,736
04/30/90                     12,198                   12,580
05/31/90                     12,571                   12,936
06/30/90                     12,692                   13,063
07/31/90                     12,934                   13,293
08/31/90                     12,611                   12,977
09/30/90                     12,593                   12,957
10/31/90                     12,911                   13,231
11/30/90                     13,213                   13,566
12/31/90                     13,261                   13,626
01/31/91                     13,462                   13,809
02/28/91                     13,504                   13,906
03/31/91                     13,473                   13,939
04/30/91                     13,682                   14,155
05/31/91                     13,816                   14,322
06/30/91                     13,749                   14,295
07/31/91                     13,960                   14,516
08/31/91                     14,152                   14,724
09/30/91                     14,410                   14,938
10/31/91                     14,565                   15,094
11/30/91                     14,484                   15,112
12/31/91                     14,925                   15,472
01/31/92                     14,874                   15,463
02/28/92                     14,878                   15,487
03/31/92                     14,879                   15,526
04/30/92                     14,988                   15,674
05/31/92                     15,214                   15,904
06/30/92                     15,513                   16,211
07/31/92                     16,037                   16,806
08/31/92                     15,730                   16,580
09/30/92                     15,843                   16,654
10/31/92                     15,403                   16,376
11/30/92                     15,908                   16,837
12/31/92                     16,119                   17,055
01/31/93                     16,287                   17,216
02/28/93                     17,025                   18,017
03/31/93                     16,795                   17,800
04/30/93                     17,042                   18,043
05/31/93                     17,112                   18,192
06/30/93                     17,431                   18,535
07/31/93                     17,409                   18,553
08/31/93                     17,898                   19,028
09/30/93                     18,115                   19,293
10/31/93                     18,116                   19,329
11/30/93                     17,834                   19,095
12/31/93                     18,251                   19,588
01/31/94                     18,523                   19,819
02/28/94                     18,036                   19,163
03/31/94                     17,126                   18,019
04/30/94                     17,065                   18,158
05/31/94                     17,224                   18,370
06/30/94                     17,059                   18,150
07/31/94                     17,454                   18,616
08/31/94                     17,449                   18,655
09/30/94                     17,006                   18,223
10/31/94                     16,595                   17,663
11/30/94                     16,288                   17,197
12/31/94                     16,572                   17,807
01/31/95                     17,333                   18,590
02/28/95                     18,180                   19,348
03/31/95                     18,327                   19,581
04/30/95                     18,246                   19,571
05/31/95                     19,275                   20,404
06/30/95                     18,685                   20,028
07/31/95                     18,769                   20,131
08/31/95                     19,064                   20,415
09/30/95                     19,212                   20,575
10/31/95                     19,723                   21,073
11/30/95                     20,447                   21,616
12/31/95                     20,904                   21,953
01/31/96                     20,829                   22,048
02/28/96                     20,564                   21,779
03/31/96                     19,953                   21,380
04/30/96                     19,775                   21,295
05/31/96                     19,794                   21,305
06/30/96                     20,182                   21,633
07/31/96                     20,413                   21,847
08/31/96                     20,362                   21,819
09/30/96                     20,850                   22,303
10/31/96                     21,111                   22,576
11/30/96                     21,666                   23,061
12/31/96                     21,434                   22,923
01/31/97                     21,207                   22,877
02/28/97                     21,438                   23,124
03/31/97                     20,980                   22,724
04/30/97                     21,302                   22,992
05/31/97                     21,711                   23,438
06/30/97                     22,039                   23,738
07/31/97                     23,192                   24,602
08/31/97                     22,681                   24,275
09/30/97                     22,996                   24,624
10/31/97                     23,194                   24,836
11/30/97                     23,422                   25,057
12/31/97                     23,910                   25,516


The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predicitive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                            REPORT FROM THE FUND MANAGER

--------------------------------------------------------------------------------

And, our policy of staying fully invested in long-maturity, well call-protected bonds helped our Fund surpass its peer funds and the index. Deep discount bonds, the type we favor, did particularly well in California as they were in great demand by other large bond funds seeking to use them to restructure their portfolios more aggressively.




Stephen C. Bauer
--------------------------------------------------------------------------------
Steve Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a B.S. in microbiology and an M.B.A. from the University of Washington.


--------------------------------------------------------------------------------
                                      HIGHLIGHTS
--------------------------------------------------------------------------------

CURRENT YIELD (30-DAY) . . . . . . . . . . . . . . . . . . . . . . . .4.51%

WEIGHTED AVERAGE MATURITY. . . . . . . . . . . . . . . . . . . . 24.5 YEARS


TOP FIVE                                                         PERCENT OF
TYPES OF BONDS                                                   NET ASSETS
--------------------------------------------------------------------------------
Local General Obligation - Limited Tax . . . . . . . . . . . . . . . . .16%
Lease Rental . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .13
Utilities - Combination. . . . . . . . . . . . . . . . . . . . . . . . .10
Toll Road. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10
Hospital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10

                                                                 PERCENT OF
TOP FIVE HOLDINGS                                                NET ASSETS
--------------------------------------------------------------------------------
San Joaquin Hills Transportation Corridor
  Agency . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.3%
Los Angeles County Sanitation
  District Financing Authority . . . . . . . . . . . . . . . . . . . . 5.0
Pittsburg Redevelopment Agency . . . . . . . . . . . . . . . . . . . . 4.6
San Gabriel Valley School Finance Authority
  Revenue Unified School District. . . . . . . . . . . . . . . . . . . 4.5
Foothill/Eastern Transportation
  Corridor Agency. . . . . . . . . . . . . . . . . . . . . . . . . . . 4.4

S&P CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
--------------------------------------------------------------------------------

[CHART]

1.   AAA:  49%
2.   AA:  9%
3.   A:  22%
4.   BBB:  15%
5.   Not Rated:  4%
6.   Cash and Other:  1%

--------------------------------------------------------------------------------
                               PORTFOLIO OF INVESTMENTS
                              SAFECO CALIFORNIA TAX-FREE
                                     INCOME FUND
                               As of December 31, 1997


PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------
BONDS* - 97.4%
    $2,250     California Health Facilities
               Financing Authority Insured
               Health Facility Refunding
               Revenue Bonds
               (Catholic Health Care West)
               4.75%, due 7/01/19 [MBIA] . . . . . . . . . . . . . . . $2,134

     3,715     California Statewide Communities
               Development Authority
               Certificates of Participation
               (Children's Hospital of
               Los Angeles)
               4.75%, due 6/01/21 [MBIA] . . . . . . . . . . . . . . . .3,504

     2,750     California Statewide Communities
               Development Authority
               Certificates of Participation
               (The Trustees of The J. Paul
               Getty Trust)
               5.00%, due 10/01/23 . . . . . . . . . . . . . . . . . . .2,676

        20     Concord Redevelopment Agency
               Tax Allocation Central Concord
               Redevelopment Project
               8.00%, due 7/01/18 [BIG]. . . . . . . . . . . . . . . . . . 21

     3,750     Culver City Redevelopment
               Financing Authority
               Tax Allocation Revenue
               4.60%, due 11/01/20 [AMBAC] . . . . . . . . . . . . . . .3,475

     4,195     Foothill/Eastern Transportation
               Corridor Agency
               Toll Road Revenue
               5.00%, due 1/01/35. . . . . . . . . . . . . . . . . . . .3,940

       670     Inglewood Insured Hospital
               Revenue (Daniel Freeman
               Hospital)
               6.75%, due 5/01/13. . . . . . . . . . . . . . . . . . . . .721

               Los Angeles Convention and
               Exhibition Center Authority
               Certificates of Participation
    $1,200   - 9.00%, due 12/01/20
               (Prerefunded 12/01/05 @ 100)  . . . . . . . . . . . . . $1,580
     3,300     5.125%, due 8/15/21 [MBIA]. . . . . . . . . . . . . . . .3,249

     4,500     Los Angeles County Sanitation
               District Financing Authority
               Revenue (Capital Projects)
               5.25%, due 10/01/19 . . . . . . . . . . . . . . . . . . .4,488

     3,800     Los Angeles Department of
               Water and Power
               Waterworks Revenue
               4.75%, due 11/15/19 [FGIC]. . . . . . . . . . . . . . . .3,611

     2,000     Los Angeles Wastewater
               System Revenue
               4.70%, due 11/01/17 [FGIC]. . . . . . . . . . . . . . . .1,898

     3,585     Metropolitan Transportation
               Authority Transit Facilities Service
               Contract Revenue
               5.00%, due 07/01/37 . . . . . . . . . . . . . . . . . . .3,471

     2,500     Northern California Power Agency
               Geothermal Project Review
               5.00%, due 07/01/09 . . . . . . . . . . . . . . . . . . .2,500

     2,350     Palomar Pomerado Health
               System California Insured
               Revenue Service
               4.75%, due 11/01/23 [MBIA]. . . . . . . . . . . . . . . .2,200

     4,435     Pittsburg Redevelopment Agency
               Los Medanos Community
               Development Project
               Tax Allocation
               4.625%, due 8/01/21 [AMBAC] . . . . . . . . . . . . . . .4,119

               Pleasanton Joint Powers
               Financing Authority
               Reassessment Revenue
     1,640     6.20%, due 9/02/17. . . . . . . . . . . . . . . . . . . .1,721
     1,855     6.15%, due 9/02/12. . . . . . . . . . . . . . . . . . . .1,984

                          SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                               PORTFOLIO OF INVESTMENTS
                              SAFECO CALIFORNIA TAX-FREE
                                     INCOME FUND
                               As of December 31, 1997


PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------

    $3,900     Redding Joint Powers Financing
               Authority  Solid Waste and
               Corporation Yard Revenue
               5.00%, due 1/01/23. . . . . . . . . . . . . . . . . . . .$3,692

     2,000     Riverside County Certificates of
               Participation (Capital Projects)
               6.125%, due 11/01/21. . . . . . . . . . . . . . . . . . . 2,179

     3,000     Sacramento Municipal Utility
               District Electric Revenue
               4.75%, due 9/01/21 [MBIA] . . . . . . . . . . . . . . . . 2,837

     2,500     San Bernardino County
               Certificates of Participation
               5.50%, due 8/01/24. . . . . . . . . . . . . . . . . . . . 2,512

     1,750     San Diego Public Facilities
               Financing Authority
               Sewer Revenue
               5.25%, due 5/15/20. . . . . . . . . . . . . . . . . . . . 1,732

     4,000     San Gabriel Valley School
               Finance Authority Revenue
               Pamona Unified School District
               5.50%, due 2/01/24. . . . . . . . . . . . . . . . . . . . 4,032

     5,000     San Joaquin Hills Transportation
               Corridor Agency Senior Lien
               Toll Road Revenue
               5.00%, due 1/01/33. . . . . . . . . . . . . . . . . . . . 4,741

     4,000     San Jose Redevelopment Agency
               4.75%, due 8/01/22. . . . . . . . . . . . . . . . . . . . 3,684
               Southern California Public Power
               Authority Power Project Revenue
               (Multiple Projects)
     2,665   - 5.50%, due 7/01/20
               (Prerefunded 7/01/00 @ 100). . . . . . . . . . . . . . . 2,766
     1,335     5.50%, due 7/01/20. . . . . . . . . . . . . . . . . . . . 1,340

     1,000     Southern California Public Power
               Authority Power Project Revenue
               (Transportation Project)
               4.75%, due 7/01/23 [MBIA] . . . . . . . . . . . . . . . . . 944

       940     Stanislaus Waste-to-Energy
               Financing Agency Solid Waste
               Facility Revenue
               7.625%, due 1/01/10 . . . . . . . . . . . . . . . . . . . 1,007

               State of California General
               Obligation Bonds
    $2,500     5.625%, due 09/01/24. . . . . . . . . . . . . . . . . . $82,594
     1,075     5.625%, due 10/01/23 [FGIC] . . . . . . . . . . . . . . . 1,121

     2,595     The City of Palm Desert California
               Financing Authority Tax Allocation
               Refunding Revenue Bonds
               (Project Area Number 1)
               5.625%, due 04/01/23 [MBIA] . . . . . . . . . . . . . . . 2,710

     1,940     University of California
               5.00%, due 9/01/23 [AMBAC]. . . . . . . . . . . . . . . . 1,883
                                                                      --------
TOTAL BONDS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .87,066
                                                                      --------

TEMPORARY INVESTMENTS - 1.1%
INVESTMENT COMPANIES:
       963     SEI Tax Exempt Trust
               Institutional Tax Free Portfolio. . . . . . . . . . . . . . 963
                                                                      --------

TOTAL TEMPORARY INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . . . 963
                                                                      --------

TOTAL INVESTMENTS - 98.5%. . . . . . . . . . . . . . . . . . . . . . . .88,029
Other Assets, less Liabilities . . . . . . . . . . . . . . . . . . . . . 1,311
                                                                      --------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $89,340
                                                                      --------
                                                                      --------

* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:


          MBIA:     Municipal Bond Investors
                    Assurance Corp.. . . . . . . . . . . . . . . . .     19.7%
         AMBAC:     AMBAC Indemnity Corp . . . . . . . . . . . . . .     10.9
          FGIC:     Financial Guaranty Insured Corp. . . . . . . . .      7.4
                                                                      -------
                                                                         38.0%
                                                                      --------
                                                                      --------

- Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.

                            NOTES TO FINANCIAL STATEMENTS

                            REPORT FROM THE FUND MANAGER*
                                  December 31, 1997
--------------------------------------------------------------------------------

SAFECO INSURED MUNICIPAL
BOND FUND

   With a 10.70% total return, the SAFECO Insured Municipal Bond Fund no-load class finished 1997 ahead of the Lehman Brothers Long Insured Municipal Bond Index and its peer funds. The index posted a return of 11.11% and the average insured muni fund returned 8.39%, according to Lipper Analytical Services.

   SAFECO Insured Municipal Bond Fund ranked number one among the 50 insured muni bond funds reporting one-year returns. Returning an average of 12.19% over the three years just ended, the SAFECO Fund was also first of 40 funds for that time period.

   Again, our policy of staying fully invested in long-maturity, call-protected bonds helped our Fund beat the index and its peer funds.

   As yields have declined to their lowest levels in 20 years, the desire to buy higher-yielding bonds has caused the spread (difference in price)

*See overview on page 2

PERFORMANCE OVERVIEW - NO-LOAD CLASS

[GRAPH]

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------
1-Year                        10.70 %
Since Inception                6.71% *

                                          INVESTMENT VALUE

                                                            LEHMAN BROTHERS
                         SAFECO INSURED                     LONG INSURED
                         MUNICIPAL BOND                     MUNICIPAL BOND
                         FUND: $13,614                      INDEX: $14,226
                         -----------------                  --------------------
03/31/93                      10,000                             10,000
04/30/93                      10,039                             10,146
05/31/93                      10,080                             10,239
06/30/93                      10,311                             10,430
07/31/93                      10,217                             10,438
08/31/93                      10,556                             10,710
09/30/93                      10,716                             10,849
10/31/93                      10,720                             10,861
11/30/93                      10,482                             10,719
12/31/93                      10,764                             10,992
01/31/94                      10,908                             11,117
02/28/94                      10,453                             10,726
03/31/94                       9,780                             10,061
04/30/94                       9,826                             10,152
05/31/94                       9,946                             10,275
06/30/94                       9,781                             10,152
07/31/94                      10,133                             10,430
08/31/94                      10,086                             10,433
09/30/94                       9,769                             10,183
10/31/94                       9,482                              9,872
11/30/94                       9,287                              9,647
12/31/94                       9,642                              9,983
01/31/95                      10,042                             10,430
02/28/95                      10,564                             10,851
03/31/95                      10,619                             10,977
04/30/95                      10,543                             10,973
05/31/95                      11,163                             11,440
06/30/95                      10,845                             11,220
07/31/95                      10,878                             11,268
08/31/95                      11,039                             11,424
09/30/95                      11,115                             11,507
10/31/95                      11,420                             11,800
11/30/95                      11,800                             12,109
12/31/95                      11,992                             12,302
01/31/96                      11,994                             12,366
02/28/96                      11,850                             12,194
03/31/96                      11,569                             11,950
04/30/96                      11,470                             11,891
05/31/96                      11,481                             11,894
06/30/96                      11,645                             12,078
07/31/96                      11,795                             12,200
08/31/96                      11,750                             12,182
09/30/96                      12,046                             12,461
10/31/96                      12,138                             12,610
11/30/96                      12,456                             12,894
12/31/96                      12,299                             12,804
01/31/97                      12,152                             12,759
02/28/97                      12,280                             12,893
03/31/97                      12,051                             12,649
04/30/97                      12,262                             12,800
05/31/97                      12,484                             13,056
06/30/97                      12,663                             13,211
07/31/97                      13,227                             13,716
08/31/97                      12,967                             13,502
09/30/97                      13,136                             13,695
10/31/97                      13,242                             13,787
11/30/97                      13,336                             13,875
12/31/97                      13,614                             14,226

*The Fund's inception was March 18, 1993. Graph and average annual return comparison begins March 31, 1993.

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                             REPORT FROM THE FUND MANAGER
--------------------------------------------------------------------------------

between insured bonds and lower-rated bonds to narrow to unprecedented levels. Because of this, the yield on insured bonds is virtually the same as on uninsured bonds and provides the opportunity to own the highest quality available without sacrificing yield.




Stephen C. Bauer

Steve Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Insured Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a B.S. in microbiology and an M.B.A. from the University of Washington.

                                      HIGHLIGHTS

CURRENT YIELD (30-DAY) . . . . . . . . . . . . . . . . . . .   4.31%
WEIGHTED AVERAGE MATURITY. . . . . . . . . . . . . . . .  22.0 YEARS

                                                            PERCENT OF
TOP FIVE HOLDINGS                                           NET ASSETS
--------------------------------------------------------------------------------
Jefferson County Sewer . . . . . . . . . . . . . . . . .       4.8%
Cook County General Obligation . . . . . . . . . . . . .       4.4
CDP King County III Lease Revenue 97 . . . . . . . . . .       4.2
Los Angeles Convention and
  Exhibition Center. . . . . . . . . . . . . . . . . . .       4.0
Massachusetts Housing Finance Agency
  (Rental Housing and Mortgage
  Revenue) . . . . . . . . . . . . . . . . . . . . . . .       3.9

S&P CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
--------------------------------------------------------------------------------

[CHART]

1 AAA: 90%

2 Cash and Other: 10%

                                                            PERCENT OF
TOP FIVE STATES                                             NET ASSETS
--------------------------------------------------------------------------------
California . . . . . . . . . . . . . . . . . . . . . . .       21%
Washington . . . . . . . . . . . . . . . . . . . . . . .       15
Illinois . . . . . . . . . . . . . . . . . . . . . . . .        9
Alabama. . . . . . . . . . . . . . . . . . . . . . . . .        9
Pennsylvania . . . . . . . . . . . . . . . . . . . . . .        8

--------------------------------------------------------------------------------

                               PORTFOLIO OF INVESTMENTS
                          SAFECO INSURED MUNICIPAL BOND FUND
                               As of December 31, 1997


PRINCIPAL
AMOUNT (000's)                                             VALUE (000's)
--------------------------------------------------------------------------------
BONDS* - 90.1%

ALABAMA - 8.5%
     $600    Board of Trustee Alabama
             Agriculture & Mechanical
             University Revenue
             5.50%, due 11/01/20 [MBIA]. . . . . . . . .       $617

      750    Jefferson County Sewer Revenue
             Warrants Series 1997 D
             5.70%, due 2/01/20 [FGIC] . . . . . . . . .        790

CALIFORNIA - 20.5%

      385    Fresno Sewer System Revenue
             4.50%, due 9/01/23 [AMBAC]. . . . . . . . .        350

      665    Los Angeles Convention and
             Exhibition Center Authority
             Certificates of Participation
             5.125%, due 8/15/21 [MBIA]. . . . . . . . .        655

      600    Los Angeles County Sanitation
             District Financing Authority
             Revenue (Capital Projects)
             5.25%, due 10/01/19 [MBIA]. . . . . . . . .        600

      500    Los Angeles Department of Water
             and Power Electricity Refunding
             Revenue
             4.25%, due 11/15/14 [MBIA]. . . . . . . . .        454

      650    Los Angeles Wastewater System
             Revenue
             4.70%, due 11/01/19 [FGIC]. . . . . . . . .        614

      350    Sacramento Municipal Utility
             District Electric Revenue
             4.75%, due 9/01/21 [MBIA] . . . . . . . . .        331

      250    San Diego Public Facilities
             Financing Authority
             Sewer Revenue
             5.00%, due 5/15/23 [AMBAC]. . . . . . . . .        243

      145    University of California Revenue
              (Multiple Purpose Projects)
             4.75%, due 9/01/15 [AMBAC]. . . . . . . . .        140

ILLINOIS - 9.1%
             Chicago General Obligation
     $100    5.875%, due 1/01/22 [AMBAC] . . . . . . . .       $105
      500    5.125%, due 1/01/25 [FGIC]. . . . . . . . .        492

      750    Cook County General Obligation
             5.00%, due 11/15/23 [MBIA]. . . . . . . . .        719

      200    Illinois Health Facilities Authority
             Revenue (The Children's
             Memorial Hospital)
             5.00%, due 8/15/22 [MBIA] . . . . . . . . .        190

INDIANA - 4.3%
      100    Indiana Municipal Power Agency
             Power Supply System Revenue
             6.125%, due 1/01/13 [MBIA]. . . . . . . . .        114

      250    Indiana State Office Building
             Commission Capitol Complex
             Revenue
             5.25%, due 7/01/15 [AMBAC]. . . . . . . . .        251

      350    Indianapolis Gas Utility Revenue
             5.375%, due 6/01/21 [FGIC]. . . . . . . . .        351

IOWA - 1.6%
      250    Marshalltown Pollution Control
             Revenue  (Iowa Electric Light
             and Power Co. Project)
             5.50%, due 11/01/23 [MBIA]. . . . . . . . .        256

MASSACHUSETTS - 3.9%
      600    Massachusetts Housing Finance
             Agency (Rental Housing and
             Mortgage Revenue)
             6.20%, due 7/01/38 [AMBAC]. . . . . . . . .        637

MICHIGAN - 5.9%
      350    Detroit Water Supply System
             Revenue
             5.00%, due 7/01/23 [FGIC] . . . . . . . . .        338

      600    Huron Valley School District
             General Obligation
             5.75%, due 5/01/22 [FGIC] . . . . . . . . .        630


                          SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                               PORTFOLIO OF INVESTMENTS
                          SAFECO INSURED MUNICIPAL BOND FUND
                               As of December 31, 1997

PRINCIPAL
AMOUNT (000's)                                             VALUE (000's)
--------------------------------------------------------------------------------
MINNESOTA - 2.0%
     $350    Minneapolis and St. Paul Housing
             and Redevelopment Authority
             Health Care System Revenue
              (HealthSpan)
             4.75%, due 11/15/18 [AMBAC] . . . . . . . .       $332

NORTH CAROLINA - 0.8%
      125    North Carolina Eastern Municipal
             Power Agency Power System
             Revenue
             5.50%, due 1/01/17 [FGIC] . . . . . . . . .        127

PENNSYLVANIA - 8.4%
      350    Montgomery County Higher
             Education and Health Authority
             Hospital Revenue (Abington
             Memorial Hospital)
             5.125%, due 6/01/24 [AMBAC] . . . . . . . .        344

      650    Pittsburgh Water and Sewer
             Authority Revenue
             4.75%, due 9/01/16 [FGIC] . . . . . . . . .        625

      445    University Area Joint Authority
             Sewer Revenue
             4.75%, due 11/01/20 [MBIA]. . . . . . . . .        421

RHODE ISLAND - 3.0%
      500    Rhode Island Health and
             Education Building Corporation
             Higher Education Facility Revenue
             5.25%, due 9/15/23 [MBIA] . . . . . . . . .        496

TEXAS - 5.3%
      200    Colorado River Municipal Water
             District Water System Revenue
             5.15%, due 1/01/21 [AMBAC]. . . . . . . . .        197

      250    Harris County Toll Road Unlimited
             Tax Revenue
             5.50%, due 8/15/21 [FGIC] . . . . . . . . .        256

TEXAS (CONTINUED)
             Lower Colorado River Authority
             Junior Lien Revenue
     $300    5.625%, due 1/01/17 [FSA] . . . . . . . . .       $309
       10 / / 5.625%, due 1/01/17 [FSA]
              (Prerefunded 1/01/15 @ 100). . . . . . . .         11

       95    Sabine River Authority Pollution
             Control Revenue (Texas Utilities
             Electric Co. Project)
             6.55%, due 10/01/22 [FGIC]. . . . . . . . .        104

VIRGINIA - 1.5%
      250    Virginia Housing Development
             Authority Commonwealth
             Mortgage
             5.25%, due 7/01/27 [AMBAC]. . . . . . . . .        250

WASHINGTON - 15.3%
      700    CDP King County III Lease
             Revenue 97
             5.25%, due 6/01/26 [MBIA] . . . . . . . . .        697

      100    King County Public Hospital
             District #1 Hospital Facilities
             Revenue (Valley Medical Center)
             5.50%, due 9/01/17 [AMBAC]. . . . . . . . .        101

      500    Municipality of Metropolitan
             Seattle Sewer Revenue
             6.30%, due 1/01/33 [MBIA] . . . . . . . . .        546

      250    Richland Water and Sewer
             Improvement Revenue
             5.625%, due 4/01/12 [MBIA]. . . . . . . . .        261

      530    Snohomish County Public Utility
             District #1 Electric Revenue
             5.50%, due 1/01/20 [FGIC] . . . . . . . . .        537


                          SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                               PORTFOLIO OF INVESTMENTS
                          SAFECO INSURED MUNICIPAL BOND FUND
                               As of December 31, 1997


PRINCIPAL
AMOUNT (000's)                                             VALUE (000's)
--------------------------------------------------------------------------------
WASHINGTON (CONTINUED)
     $100    Washington Health Care Facilities
             Authority Revenue (Swedish
             Hospital Medical Center)
             6.30%, due 11/15/22 [AMBAC] . . . . . . . .       $109

      250    Yakima-Tieton Irrigation District
             Revenue
             6.20%, due 6/01/19 [FSA]. . . . . . . . . .        273
                                                              ------

TOTAL BONDS  . . . . . . . . . . . . . . . . . . . . . .     14,873
                                                              ------

TEMPORARY INVESTMENTS - 8.7%
INVESTMENT COMPANIES:
     $826    Federated Tax-Exempt
             Money Market Fund, Inc. . . . . . . . . . .       $826
      619    SEI Tax-Free. . . . . . . . . . . . . . . .        619
                                                              ------

TOTAL OTHER INVESTMENTS. . . . . . . . . . . . . . . . .      1,445
                                                              ------

TOTAL INVESTMENTS - 98.8%. . . . . . . . . . . . . . . .     16,318
Other Assets, less liabilities . . . . . . . . . . . . .        198
                                                              ------

NET ASSETS   . . . . . . . . . . . . . . . . . . . . . .    $16,516
                                                              ------
                                                              ------

--------------------------------------------------------------------------------

* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

MBIA:        Municipal Bond Investors
             Assurance Corp. . . . . . . . . . . . . . .      38.9%
FGIC:        Financial Guaranty Insured Corp.. . . . . .      29.8
AMBAC:       AMBAC Indemnity Corp. . . . . . . . . . . .      18.7
FSA:         Financial Security
             Assurance, Inc. . . . . . . . . . . . . . .       3.6
                                                              ------
                                                              91.0%
                                                              ------
                                                              ------


/ / Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.


                            NOTES TO FINANCIAL STATEMENTS

                             REPORT FROM THE FUND MANAGER
                                  December 31, 1997
--------------------------------------------------------------------------------

                                       [PHOTO]
                                    Beverly Denny

SAFECO WASHINGTON STATE MUNICIPAL BOND FUND

   For the year ended 1997, the SAFECO Washington State Municipal Bond Fund returned 8.94%, which was above the 8.68% average for single state municipal debt funds according to Lipper Analytical Services. The Lehman Brothers Long Municipal Bond Index returned 11.31%.

   My investment strategy is to buy and hold low-coupon, long-term bonds with maturities of 20 years or more. Finding Washington bonds with this structure can be difficult since many Washington state issuers structure their bonds with shorter maturities and with coupons at current interest rates.

   Therefore, to stay fully invested, I sometimes buy bonds with different structures if I believe them to be a good value. An example would be the Seattle Housing Authority Low Income Housing Bonds (6.6% coupon), maturing in 2038. The high coupon (6.6%) is not a typical purchase, but the long maturity made it more acceptable.


PERFORMANCE OVERVIEW - NO-LOAD CLASS

[GRAPH]

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------
1 Year                         8.94%
Since inception*              11.31%

Investment Value


                              SAFECO                             LEHMAN BROTHERS
                              WASHINGTON STATE                   LONG MUNICIPAL
                              MUNICIPAL BOND                     BOND INDEX:
                              FUND: $13,263                      $14,335
                              ----------------                   ---------------
03/31/93                           10,000                             10,000
04/30/93                           10,065                             10,137
05/31/93                           10,107                             10,221
06/30/93                           10,351                             10,413
07/31/93                           10,319                             10,423
08/31/93                           10,600                             10,690
09/30/93                           10,723                             10,839
10/31/93                           10,742                             10,859
11/30/93                           10,573                             10,728
12/31/93                           10,788                             11,005
01/31/94                           10,956                             11,135
02/28/94                           10,581                             10,766
03/31/94                            9,988                             10,123
04/30/94                           10,035                             10,201
05/31/94                           10,177                             10,321
06/30/94                           10,003                             10,197
07/31/94                           10,255                             10,459
08/31/94                           10,219                             10,481
09/30/94                            9,971                             10,238
10/31/94                            9,705                              9,923
11/30/94                            9,478                              9,661
12/31/94                            9,855                             10,004
01/31/95                           10,258                             10,444
02/28/95                           10,645                             10,870
03/31/95                           10,701                             11,000
04/30/95                           10,669                             10,995
05/31/95                           11,100                             11,463
06/30/95                           10,899                             11,252
07/31/95                           10,965                             11,310
08/31/95                           11,107                             11,469
09/30/95                           11,185                             11,559
10/31/95                           11,428                             11,839
11/30/95                           11,692                             12,144
12/31/95                           11,816                             12,333
01/31/96                           11,864                             12,386
02/28/96                           11,754                             12,235
03/31/96                           11,528                             12,011
04/30/96                           11,465                             11,963
05/31/96                           11,488                             11,969
06/30/96                           11,621                             12,154
07/31/96                           11,739                             12,274
08/31/96                           11,705                             12,258
09/30/96                           11,934                             12,530
10/31/96                           12,038                             12,683
11/30/96                           12,244                             12,956
12/31/96                           12,174                             12,878
01/31/97                           12,105                             12,852
02/28/97                           12,223                             12,991
03/31/97                           12,014                             12,766
04/30/97                           12,168                             12,917
05/31/97                           12,367                             13,168
06/30/97                           12,501                             13,336
07/31/97                           12,917                             13,822
08/31/97                           12,760                             13,638
09/30/97                           12,920                             13,834
10/31/97                           12,993                             13,953
11/30/97                           13,076                             14,077
10/31/97                           13,263                             14,335


*The Fund's inception was March 18, 1993. Graph and average annual return comparison begins March 31, 1993.

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                             REPORT FROM THE FUND MANAGER
--------------------------------------------------------------------------------

   Falling interest rates during the last half of the year caused many of the Fund's higher coupon holdings to be priced to their call dates instead of maturity date, effectively shortening the maturity of the portfolio. To help offset this, I bought the longest maturity (2022) issued by Washington Higher Education for Gonzaga University. I believe these bonds represent value in the market, given the rarity of the discount coupon, at 4.75%, and the long maturity.

   I will continue to seek to buy bonds at a "good price." By this I mean a price that is lower than where it normally trades relative to how other municipal bonds are trading.



Beverly R. Denny
--------------------------------------------------------------------------------

Beverly Denny came to SAFECO in 1991. She holds an MBA from the University of Virginia and a B.S. in finance/economics from Babson College. She is a Chartered Financial Analyst.


                                      HIGHLIGHTS


CURRENT YIELD (30-DAY) . . . . . . . . . . . . . . . . . . . . .        4.41%
WEIGHTED AVERAGE MATURITY. . . . . . . . . . . . . . . . . . . .   22.0 YEARS

                                                                    PERCENT OF
TOP FIVE HOLDINGS                                                   NET ASSETS
--------------------------------------------------------------------------------
City of Renton Limited Tax
  General Obligation Series B. . . . . . . . . . . . . . . . . .         4.7%
Snohomish County Public
  Utility District #1. . . . . . . . . . . . . . . . . . . . . .         4.5
Grant County Public Utility District #2. . . . . . . . . . . . .         4.3
Snohomish County Unlimited Tax
  Obligation Everett School District #2. . . . . . . . . . . . .         4.2
Washington State Higher Education
  Facilities Authority . . . . . . . . . . . . . . . . . . . . .         4.2

                                                                    PERCENT OF
TOP FIVE TYPE OF BONDS                                              NET ASSETS
--------------------------------------------------------------------------------
Hospital   . . . . . . . . . . . . . . . . . . . . . . . . . . .          14%
Local General Obligaton - Limited Tax. . . . . . . . . . . . . .          13
Housing - Uninsured. . . . . . . . . . . . . . . . . . . . . . .          11
Utilities - Water. . . . . . . . . . . . . . . . . . . . . . . .           9
Local General Obligatoin - Unlimited Tax . . . . . . . . . . . .           8


S&P CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
--------------------------------------------------------------------------------

[CHART]

1  AAA:  58%

2  AA:   14%

3  A:    20%

4  Not Rated:  9%

5  Cash & Other:  -1%

--------------------------------------------------------------------------------


                               PORTFOLIO OF INVESTMENTS
                               SAFECO WASHINGTON STATE
                                 MUNICIPAL BOND FUND
                               As of December 31, 1997


PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------
BONDS* - 101.6%
     $350 City of Renton, Washington
          Limited Tax General Obligation
          Bonds, 1997B
          5.75%, due 12/01/17 [MBIA] . . . . . . . . . . . . . .         $371

      100 City of Tacoma, Washington Solid
          Waste Utilities Revenue Refunding
          Bonds, 1997B
          5.50%, due 12/01/19 [AMBAC]. . . . . . . . . . . . . .          103

      315 Grant County Public Utility
          District #2 Wanapum
          Hydroelectric Revenue
          6.375%, due 1/01/23. . . . . . . . . . . . . . . . . .          336

      100 Kent Limited Tax General
          Obligation
          5.75%, due 12/01/26 [MBIA] . . . . . . . . . . . . . .          106

      300 King County Housing Authority
          Pooled Housing Refunding
          Revenue
          6.80%, due 3/01/26 . . . . . . . . . . . . . . . . . .          319

      250 King County Limited Tax General
          Obligation (Various Purposes)
          4.75%, due 1/01/19 . . . . . . . . . . . . . . . . . .          235

      200 King County Public Hospital
          District #1 Hospital Facilities
          Revenue (Valley Medical Center)
          5.50%, due 9/01/17 [AMBAC] . . . . . . . . . . . . . .          202

      200 King County Public Hospital
          District #1 Hospital Facilities
          Revenue (Valley Medical Center)
          5.25%, due 9/01/15 [AMBAC] . . . . . . . . . . . . . .          201

      100 King County School District #415
          (Kent) Unlimited Tax General
          Obligation
          6.45%, due 12/01/12. . . . . . . . . . . . . . . . . .          111

      200 Kitsap County School District #401
          (Central Kitsap) Unlimited Tax
          General Obligation
          5.50%, due 12/01/11. . . . . . . . . . . . . . . . . .          209

     $100 Kitsap County, Sewer Revenue
          5.75%, due 7/01/16 [MBIA]. . . . . . . . . . . . . . .         $106

      250 Klickitat County Public Utility
          District # 1 Electric Revenue
          5.75%, due 10/01/27 [FGIC] . . . . . . . . . . . . . .          262

      100 Lewis County Public Utility
          District #1 Cowlitz Falls
          Hydroelectric Project Revenue
          6.00%, due 10/01/24. . . . . . . . . . . . . . . . . .          104

      100 Port of Seattle Revenue
          6.00%, due 12/01/14. . . . . . . . . . . . . . . . . .          103

      300 Renton Water and Sewer
          Improvement Revenue
          5.375%, due 4/01/13 [MBIA] . . . . . . . . . . . . . .          305

      175 Seattle Drainage and Wastewater
          Utility Improvement Revenue
          5.25%, due 12/01/25 [MBIA] . . . . . . . . . . . . . .          175

      250 Seattle Housing Authority
          Low Income Housing Revenue
          (Mt. Zion Project)
          6.60%, due 8/20/38 . . . . . . . . . . . . . . . . . .          274

      200 Seattle Metro Municipality
          Limited General Obligation
          5.65%, due 1/01/20 . . . . . . . . . . . . . . . . . .          206

      200 Seattle Metro Sewer Revenue
          6.30%, due 1/01/33 [MBIA]. . . . . . . . . . . . . . .          218

      200 Seattle Water System Revenue
          5.25%, due 12/01/23. . . . . . . . . . . . . . . . . .          199

      350 Snohomish County Public Utility
          District #1 Generation System
          Revenue
          5.50%, due 1/01/20 [FGIC]. . . . . . . . . . . . . . .          355

      300 Snohomish County Unlimited Tax
          General Obligation
          Everett School District #2
          6.20%, due 12/01/12 [MBIA] . . . . . . . . . . . . . .          329

      250 Spokane Regional Solid Waste
          Management System Revenue
          6.25%, due 12/01/11 [AMBAC]. . . . . . . . . . . . . .          272


                          SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                               PORTFOLIO OF INVESTMENTS
                     SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
                               As of December 31, 1997


PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------
     $200 State of Washington Various
          Purposes General Obligation
          Bonds, Series 1997C
          5.25%, due 1/01/19 . . . . . . . . . . . . . . . . . .         $201

      250 Tacoma Water System Revenue
          5.50%, due 12/01/13. . . . . . . . . . . . . . . . . .          258

      200 Tukwila Limited Tax General
          Obligation
          5.90%, due 1/01/14 . . . . . . . . . . . . . . . . . .          213

      100 Washington Certificates of
          Participation
          (State Office Building Project)
          6.00%, due 4/01/12 . . . . . . . . . . . . . . . . . .          105

      200 Washington Health Care Facilities
          Authority Revenue (Franciscan
          Health System/St. Joseph
          Hospital and Health Care Center,
          Tacoma)
          5.625%, due 1/01/13 [MBIA] . . . . . . . . . . . . . .          208

      150 Washington Health Care Facilities
          Authority Revenue (Grays Harbor
          Medical Center)
          5.90%, due 7/01/23 . . . . . . . . . . . . . . . . . .          157

      200 Washington Health Care Facilities
          Authority Revenue
          (Northwest Hospital, Seattle)
          5.75%, due 11/15/23 [AMBAC]. . . . . . . . . . . . . .          207

      100 Washington Health Care Facilities
          Authority Revenue (Swedish
          Hospital Medical Center)
          6.30%, due 11/15/22 [AMBAC]. . . . . . . . . . . . . .          109

      350 Washington Higher Education
          Facilities Authority Revenue and
          Refunding Revenue  (Gonzaga
          University Project)
          4.75%, due 4/01/22 . . . . . . . . . . . . . . . . . .          329

      250 Washington Higher Education
          Facilities Authority Revenue and
          Refunding Revenue (Pacific
          Lutheran University Project)
          5.70%, due 11/01/26. . . . . . . . . . . . . . . . . .          261

     $120 Washington Public Power Supply
          System Nuclear Project #3
          Revenue
          5.50%, due 7/01/18 [AMBAC] . . . . . . . . . . . . . .         $120

      250 Washington State Housing
          Finance Commission Revenue
           (Horizon House Project)
          6.125%, due 7/01/27 [MBIA] . . . . . . . . . . . . . .          262

      250 Whatcom County Limited Tax
          General Obligation
          5.75%, due 12/01/12. . . . . . . . . . . . . . . . . .          261

      200 Yakima-Tieton Irrigation District
          Revenue
          6.20%, due 6/01/19 [FSA] . . . . . . . . . . . . . . .          218
                                                                      --------
TOTAL BONDS. . . . . . . . . . . . . . . . . . . . . . . . . . .        8,010
                                                                      --------

TEMPORARY INVESTMENTS - 1.6%
INVESTMENT COMPANIES:
     127  Federated Tax-Exempt
          Money Market Fund, Inc.. . . . . . . . . . . . . . . .          127
                                                                      --------
TOTAL TEMPORARY INVESTMENTS. . . . . . . . . . . . . . . . . . .          127
                                                                      --------
TOTAL INVESTMENTS - 103.2% . . . . . . . . . . . . . . . . . . .        8,137
Liabilities, less Other Assets . . . . . . . . . . . . . . . . .         (250)
                                                                      --------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . .       $7,887
                                                                      --------
                                                                      --------

--------------------------------------------------------------------------------

* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at period end are as follows:

MBIA:     Municipal Bond Investors
          Assurance Corp. . . . . . . . . . . . . . . . . . . . .        26.4%
AMBAC:    AMBAC Indemnity Corp. . . . . . . . . . . . . . . . . .        15.4
FGIC:     Financial Guaranty
          Insurance Corp. . . . . . . . . . . . . . . . . . . . .         7.8
FSA:      Financial Security
          Assurance, Inc. . . . . . . . . . . . . . . . . . . . .         2.8
                                                                      -------
                                                                         52.4%
                                                                      -------
                                                                      -------

                          SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGER
                              December 31, 1997

--------------------------------------------------------------------------------
                                     [PHOTO]
                               Mary V. Metastasio

SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND

   For the year ended December 31, 1997, the SAFECO Intermediate-Term Municipal Bond Fund returned 7.50% while the average intermediate-term municipal bond fund returned 7.16%, according to Lipper Analytical Services. The Fund was 49 of the 140 funds reporting one-year numbers and 18 of 112 funds reporting three-year returns. The Lehman Brothers 7-Year Municipal Bond Index posted 7.67% for one year.

   Nineteen ninety-seven was a good year for the bond market.

   The intermediate market was no exception, although the gains seen in longer maturity bonds outpaced those for intermediates. This resulted in a flattening of the yield curve as long interest rates fell more than intermediate ones, and helped our longer-than-average maturity fund beat its benchmark index and peer funds. Early in the year, I took advantage of attractive levels and the steeper curve, and sold off some of our shorter,


PERFORMANCE OVERVIEW - NO-LOAD CLASS


AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 1997
---------------------------------------
     1-Year                   7.50%
     Since Inception*         5.68%

[GRAPH]


                                        INVESTMENT VALUE

                                  SAFECO              LEHMAN BROTHERS
                             INTERMEDIATE-TERM        LONG MUNICIPAL
                            MUNICIPAL BOND FUND         BOND INDEX
                                 $13,000                   $13,353
                            -------------------       ---------------
03/31/93                          10,000                   10,000
04/30/93                          10,044                   10,062
05/31/93                          10,062                   10,092
06/30/93                          10,222                   10,277
07/31/93                          10,204                   10,278
08/31/93                          10,414                   10,461
09/30/93                          10,575                   10,575
10/31/93                          10,627                   10,602
11/30/93                          10,535                   10,508
12/31/93                          10,719                   10,701
01/31/94                          10,846                   10,816
02/28/94                          10,576                   10,581
03/31/94                          10,240                   10,299
04/30/94                          10,285                   10,375
05/31/94                          10,363                   10,427
06/30/94                          10,327                   10,408
07/31/94                          10,454                   10,555
08/31/94                          10,527                   10,610
09/30/94                          10,339                   10,509
10/31/94                          10,152                   10,403
11/30/94                           9,932                   10,251
12/31/94                          10,117                   10,407
01/31/95                          10,347                   10,601
02/28/95                          10,625                   10,840
03/31/95                          10,749                   10,953
04/30/95                          10,797                   10,982
05/31/95                          11,105                   11,274
06/30/95                          11,060                   11,265
07/31/95                          11,186                   11,408
08/31/95                          11,301                   11,543
09/30/95                          11,341                   11,587
10/31/95                          11,470                   11,688
11/30/95                          11,587                   11,816
12/31/95                          11,656                   11,879
01/31/96                          11,776                   11,994
02/28/96                          11,762                   11,953
03/31/96                          11,570                   11,837
04/30/96                          11,548                   11,816
05/31/96                          11,513                   11,798
06/30/96                          11,563                   11,889
07/31/96                          11,709                   11,988
08/31/96                          11,728                   11,994
09/30/96                          11,817                   12,102
10/31/96                          11,951                   12,233
11/30/96                          12,140                   12,437
12/31/96                          12,093                   12,399
01/31/97                          12,114                   12,444
02/28/97                          12,216                   12,547
03/31/97                          12,065                   12,386
04/30/97                          12,098                   12,450
05/31/97                          12,268                   12,607
06/30/97                          12,396                   12,728
07/31/97                          12,687                   13,023
08/31/97                          12,566                   12,931
09/30/97                          12,720                   13,068
10/31/97                          12,778                   13,145
11/30/97                          12,821                   13,191
12/31/97                          13,000                   13,353

*The Fund's inception was March 18, 1993. Graph and average annual return comparison begins March 31, 1993.

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                         REPORT FROM THE FUND MANAGER

--------------------------------------------------------------------------------
lower-yielding bonds, replacing them with longer, higher-yielding bonds. As the year progressed, and the curve flattened, I did fewer trades as they became less advantageous to the Fund.

   I plan to continue managing the Fund with the same philosophy as in the past, and to take advantage of market conditions to increase yield and add value.

Mary V. Metastasio
--------------------------------------------------------------------------------
Mary Metastasio joined SAFECO's investment department in 1985 as a securities analyst and began managing the SAFECO Intermediate-Term Municipal Bond Fund in 1996. She holds a B.A. in Dramatic Art from Whitman College and an M.B.A. from the University of Washington.

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

CURRENT YIELD (30-DAY) . . . . . . . . . . . . . . . . . . . . .     3.84%
WEIGHTED AVERAGE MATURITY. . . . . . . . . . . . . . . . . . . . 6.9 YEARS


                                                                   PERCENT OF
TOP FIVE HOLDINGS                                                  NET ASSETS
--------------------------------------------------------------------------------
North Carolina Municipal Power Agency #1 Catawba
   Electric Revenue. . . . . . . . . . . . . . . . . . . . . . .     5.7%
New York State Housing Finance Agency Health Facilities
   Revenue . . . . . . . . . . . . . . . . . . . . . . . . . . .     5.6
Mississippi Hospital Equipment & Facilities Authority. . . . . .     4.6
Oklahoma Industries Authority Health Facilities. . . . . . . . .     4.6
Trinity River Authority (TX) . . . . . . . . . . . . . . . . . .     4.5


                                                                 PERCENT OF
TOP FIVE STATES                                                  NET ASSETS
--------------------------------------------------------------------------------
Washington . . . . . . . . . . . . . . . . . . . . . . . . . . .     16%
Illinois . . . . . . . . . . . . . . . . . . . . . . . . . . . .     15
Texas. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     11
New York . . . . . . . . . . . . . . . . . . . . . . . . . . . .     10
California . . . . . . . . . . . . . . . . . . . . . . . . . . .      9


S&P CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
--------------------------------------------------------------------------------

[CHART]

(1)  AAA: 60%
(2)  AA:  11%
(3)  A:   18%
(4)  BBB: 9%
(5)  B:   3%
(6)  Not Rated: 2%
(7)  Cash and Other: -3%

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                            SAFECO INTERMEDIATE-TERM
                               MUNICIPAL BOND FUND
                             As of December 31, 1997


PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------
BONDS - 103.2%

ALASKA - 2.0%
      $250          Anchorage Hospital Revenue
                    (Sisters of Providence)
                    6.75%, due 10/01/01. . . . . . . . . . . . . . . . $271
CALIFORNIA - 8.9%

       230          Pleasanton Joint Powers
                    Financing Authority
                    Reassessment Revenue
                    5.80%, due 9/02/02 . . . . . . . . . . . . . . . .  243

       425          Sacramento Municipal Utility
                    District Electric Revenue
                    5.50%, due 2/01/11 . . . . . . . . . . . . . . . .  451

       500          Santa Margarita Dana Point
                    Authority Revenue
                    5.375%, due 8/01/04. . . . . . . . . . . . . . . .  534

CONNECTICUT - 4.0%

       100          Connecticut Housing Finance
                    Authority Housing Mortgage
                    Finance Program
                    5.40%, due 5/15/03 . . . . . . . . . . . . . . . .  104

       400          East Haven Connecticut
                    General Obligation
                    6.50%, due 9/01/05 [FGIC]* . . . . . . . . . . . .  456

DISTRICT OF COLUMBIA - 3.4%

                    District of Columbia General
                    Obligation
       150          5.75%, due 6/01/03 . . . . . . . . . . . . . . . .  158

       300          5.20%, due 6/01/03 . . . . . . . . . . . . . . . .  308

GEORGIA - 3.0%

                    Georgia Municipal Electric
                    Authority General Power Revenue
       100          5.75%, due 1/01/03 . . . . . . . . . . . . . . . .  106
       300          4.75%, due 1/01/04 . . . . . . . . . . . . . . . .  305

ILLINOIS - 14.9%

      $100          Illinois Health Facilities Authority
                    Revenue (Brokaw-Mennonite
                    Association)
                    5.60%, due 8/15/01 [FGIC]. . . . . . . . . . . . . $105

       300          Illinois Health Facilities Authority
                    Revenue (Masonic Medical
                    Center)
                    5.20%, due 10/01/03. . . . . . . . . . . . . . . .  310

       500          Joliet Waterworks and
                    Sewerage Revenue
                    7.00%, due 1/01/05 [FGIC]. . . . . . . . . . . . .  581
                    Metropolitan Pier and Exposition
                    Authority  (McCormick Place
                    Expansion Project)

       100          5.90%, due 6/15/03 . . . . . . . . . . . . . . . .  108

       500          5.50%, due 6/15/03 [MBIA]. . . . . . . . . . . . .  530

       400          Peoria IL UT GO
                    5.00%, due 1/01/06 (FGIC). . . . . . . . . . . . .  414

INDIANA - 3.1%

       200          Hammond Multi-School Building
                    Corp. First Mortgage (Lake
                    County)
                    5.50%, due 1/15/03 . . . . . . . . . . . . . . . .  212

       100          Indiana Bond Bank State
                    Revolving Fund Program
                    5.90%, due 2/01/03 . . . . . . . . . . . . . . . .  108

       100          Indianapolis Local Public
                    Improvement Bond Bank
                    Transportation Revenue
                    5.80%, due 7/01/03 . . . . . . . . . . . . . . . .  108

KENTUCKY - 3.9%

       500          Kentucky State Property and
                    Buildings Commission Revenue
                    5.50%, due 9/01/04 . . . . . . . . . . . . . . . .  533

                         SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                           PORTFOLIO OF INVESTMENTS
                 SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND
                           As of December 31, 1997



PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------
LOUISIANA - 1.4%

      $100          Louisiana Correctional Facilities
                    Corp. Lease Revenue
                    5.55%, due 12/15/02 [FSA]. . . . . . . . . . . . . $105

        85          Louisiana Public Facilities
                    Authority Student Loan Revenue
                    6.20%, due 3/01/01 . . . . . . . . . . . . . . . .   89

MASSACHUSETTS - 3.1%

       400          Massachusetts Water Resources
                    Authority General Revenue
                    5.25%, due 12/01/08. . . . . . . . . . . . . . . .  424

MISSISSIPPI - 4.6%

       600          Mississippi Hospital Equipment
                    and Facilities Authority
                    Revenue (Mississippi Baptist
                    Medical Center)
                    5.40%, due 5/01/04 [MBIA]. . . . . . . . . . . . .  635

NEW JERSEY - 0.7%

       100          New Jersey Housing & Mortgage
                    Finance Agency Housing
                    Revenue
                    6.00%, due 11/01/02. . . . . . . . . . . . . . . .  104


NEW YORK - 10.1%

       100          Metropolitan Transportation
                    Authority Transit Facilities
                    Service Contract Revenue
                    5.375%, due 7/01/02. . . . . . . . . . . . . . . .  104

       400          New York City Municipal Water
                    Finance Authority
                    5.00%, due 6/15/03 . . . . . . . . . . . . . . . .  413

       100          New York Dormitory Authority
                    State University Educational
                    Facilities Revenue
                    5.75%, due 5/15/01 . . . . . . . . . . . . . . . .  105

       700          NYS HFA Health Facility
                    6.375%, due 11/01/04 . . . . . . . . . . . . . . .  771

NORTH CAROLINA - 7.3%

      $210          North Carolina Eastern Municipal
                    Power Agency System Revenue
                    5.50%, due 1/01/02 . . . . . . . . . . . . . . . . $217

       800          North Carolina Municipal Power
                    Agency #1 Catawba Electric
                    Revenue
                    4.10%, due 1/01/05 [AMBAC] . . . . . . . . . . . .  789

OKLAHOMA - 4.6%

       600          Oklahoma Industries Authority
                    Health Facilities Revenue
                    (Sisters of Mercy Health System,
                    St. Louis, Inc.)
                    5.20%, due 6/01/05 . . . . . . . . . . . . . . . .  629

PENNSYLVANIA - 1.8%

       250          Philadelphia Water and
                    Wastewater Revenue
                    5.00%, due 6/15/02 . . . . . . . . . . . . . . . .  256

TEXAS - 10.8%

       250          City of Austin Combined Utility
                    Systems Revenue Refunding
                    Bonds Series 1993
                    5.25%, due 11/15/06. . . . . . . . . . . . . . . .  274

       100          Coastal Bend Health Facility
                    Development Corp. Health
                    Services Revenue (Incarnate
                    Word)
                    5.70%, due 1/01/03 [AMBAC] . . . . . . . . . . . .  106

       100          Houston Sewer System Junior
                    Lien Revenue
                    5.75%, due 12/01/02. . . . . . . . . . . . . . . .  107

       350          Socorro Independent School
                    District Unlimited Tax General
                    Obligation
                    5.80%, due 2/15/11 . . . . . . . . . . . . . . . .  378

       600          Trinity River Authority Revenue
                    (Tarrant County Water Project)
                    5.25%, due 2/01/05 [AMBAC] . . . . . . . . . . . .  625

                         SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                           PORTFOLIO OF INVESTMENTS
                 SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND
                           As of December 31, 1997


PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------
WASHINGTON - 15.6%

      $400          Clark County Washington Public
                    Utility District #001 Generating
                    System Revenue
                    6.00%, due 1/01/07 [FGIC]. . . . . . . . . . . . .$   445

       500          Snohomish & Island Counties WA
                    School Dist. No. 401 (Stanwood)
                    General Obligation
                    5.90%, due 12/15/11 [MBIA] . . . . . . . . . . . .    542

       500          Tacoma Electric System Revenue
                    5.80%, due 1/01/04 [FGIC]. . . . . . . . . . . . .    540

       100          Washington Health Care Facilities
                    Authority Revenue (Empire Health
                    Service, Spokane)
                    5.50%, due 11/01/03 [MBIA] . . . . . . . . . . . .    106

                    Washington Public Power
                    Supply System Nuclear
                    Project #2 Revenue
       200          5.30%, due 7/01/02 . . . . . . . . . . . . . . . .    208

       300          4.80%, due 7/01/04 . . . . . . . . . . . . . . . .    305
                                                                      -------

TOTAL BONDS          . . . . . . . . . . . . . . . . . . . . . . . . .$14,222
                                                                      -------

TOTAL INVESTMENTS - 103.2% . . . . . . . . . . . . . . . . . . . . . .$14,222
Liabilities, less Other Assets . . . . . . . . . . . . . . . . . . . .   (442)
                                                                      -------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .$13,780
                                                                      -------
                                                                      -------

*The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of portfolio bonds they guarantee at the period end are as follows:

FGIC:   Financial Guaranty
        Insurance Corp.. . . . . . . . . . . . . . . . . . . . . . . .   18.4%

MBIA:   Municipal Bond Investors
        Assurance Corp.. . . . . . . . . . . . . . . . . . . . . . . .   13.2

AMBAC:  AMBAC Indemnity Corp.. . . . . . . . . . . . . . . . . . . . .   11.0

FSA:    Financial Security
        Assurance, Inc.. . . . . . . . . . . . . . . . . . . . . . . .    0.8
                                                                      -------
                                                                         43.4%
                                                                      -------
                                                                      -------


                        SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
                             As of December 31, 1997


                                                           SAFECO       SAFECO
                                                INTERMEDIATE-TERM      INSURED
(In Thousands, Except                                   MUNICIPAL    MUNICIPAL
Per-Share Amounts)                                      BOND FUND    BOND FUND
--------------------------------------------------------------------------------
ASSETS
     Investments, at Cost                               $  13,451    $  14,821
                                                        ---------    ---------
                                                        ---------    ---------

     Investments, at Value                              $  14,222    $  16,318

     Cash                                                       2           --
     Receivables
          Trust Shares Sold                                     1           22
          Interest                                            213          240
                                                        ---------    ---------
             Total Assets                                  14,438       16,580

LIABILITIES
     Payables
          Investment Securities Purchased                      --           --
          Trust Shares Redeemed                                10            1
          Dividends                                            25           38
          Investment Advisory Fees                              8           11
          Notes Payable                                       600           --
          Other                                                15           14
                                                        ---------    ---------
             Total Liabilities                                658           64
                                                        ---------    ---------
NET ASSETS                                              $  13,780    $  16,516
                                                        ---------    ---------
                                                        ---------    ---------

     NO-LOAD CLASS:
          Net Assets                                    $  13,780    $  16,516
          Trust Shares Outstanding                          1,262        1,454
                                                        ---------    ---------
          Net Asset Value, Offering Price, and
             Redemption Price Per Share                 $   10.92    $   11.36
                                                        ---------    ---------
                                                        ---------    ---------

     CLASS A:
          Net Assets                                           --           --
          Trust Shares Outstanding
          Net Asset Value and Redemption
              Price Per Share
          Maximum Offering Price Per Share
              (Net Asset Value Plus Sales Charge of 4.5%)

     CLASS B:
          Net Assets                                           --           --
          Trust Shares Outstanding
          Net Asset Value and Offering Price Per Share*

--------------------------------------------------------------------------------
*Redemption price per share is the net asset value less any applicable contingent deferred sales charge.

                        SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
                             As of December 31, 1997

                                                                        SAFECO
                                                           SAFECO   WASHINGTON
                                              SAFECO   CALIFORNIA        STATE
(In Thousands, Except                      MUNICIPAL     TAX-FREE    MUNICIPAL
Per-Share Amounts)                         BOND FUND  INCOME FUND    BOND FUND
--------------------------------------------------------------------------------
ASSETS
     Investments, at Cost                 $  430,038    $  77,291     $  7,528
                                          ----------    ---------     --------
                                          ----------    ---------     --------

     Investments, at Value                $  497,651    $  88,029     $  8,137
     Cash                                         --           --           --
     Receivables
          Trust Shares Sold                      116           21           --
          Interest                             8,452        1,544          121
                                          ----------    ---------     --------
             Total Assets                    506,219       89,594        8,258

LIABILITIES
     Payables
          Investment Securities Purchased         --           --          329
          Trust Shares Redeemed                   36           10           --
          Dividends                            2,085          178           24
          Investment Advisory Fees               190           44            5
          Notes Payable                           --           --           --
          Other                                   70           22           13
                                          ----------    ---------     --------
             Total Liabilities                 2,381          254          371
                                          ----------    ---------     --------
NET ASSETS                                $  503,838    $  89,340     $  7,887
                                          ----------    ---------     --------
                                          ----------    ---------     --------

    NO-LOAD CLASS:
         Net Assets                       $  502,946    $  88,379     $  7,288
         Trust Shares Outstanding             34,641        6,833          665
                                          ----------    ---------     --------
         Net Asset Value, Offering Price,
           and Redemption Price Per Share $    14.52    $   12.93     $  10.95
                                          ----------    ---------     --------
                                          ----------    ---------     --------

    CLASS A:
      Net Assets                          $      390    $     460     $    360
      Trust Shares Outstanding                    27           35           33
                                          ----------    ---------     --------
      Net Asset Value and Redemption
          Price Per Share                 $    14.53    $   12.94     $  10.95
                                          ----------    ---------     --------
                                          ----------    ---------     --------
      Maximum Offering Price Per Share
         (Net Asset Value Plus Sales
         Charge of 4.5%)                  $    15.21    $   13.55     $  11.47
                                          ----------    ---------     --------
                                          ----------    ---------     --------

    CLASS B:
      Net Assets                          $      502    $     501     $    239
      Trust Shares Outstanding                    35           39           22
                                          ----------    ---------     --------
      Net Asset Value and Offering Price
         Per Share*                       $    14.50    $   12.93     $  10.97
                                          ----------    ---------     --------
                                          ----------    ---------     --------

--------------------------------------------------------------------------------
*Redemption price per share is the net asset value less any applicable contingent deferred sales charge.

                        SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                            STATEMENTS OF OPERATIONS
                      For the Year Ended December 31, 1997

                                                           SAFECO       SAFECO
                                                INTERMEDIATE-TERM      INSURED
                                                        MUNICIPAL    MUNICIPAL
(In Thousands)                                          BOND FUND    BOND FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
    Interest                                               $  725       $  799

EXPENSES
    Investment Advisory Fees                                   77           95
    Transfer Agent Fees                                        11           11
    Shareholder Service Fees                                   --           --
    Distribution Fees - Class B                                --           --
    Legal and Auditing Fees                                    14           14
    Custodian Fees                                              4            5
    Reports to Shareholders                                     1            1
    Trustees' Fees                                              4            4
    Other Fees                                                  1           --
    Amortization of Organization Expenses                       4            4
                                                           ------       ------

         Total Expenses                                       116          134
                                                           ------       ------

NET INVESTMENT INCOME                                         609          665

NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS
    Net Realized Gain (Loss) on Investments                    15           70
    Net Change in Unrealized Appreciation                     388          766
                                                           ------       ------

NET GAIN ON INVESTMENTS                                       403          836
                                                           ------       ------

NET CHANGE IN NET ASSETS
    RESULTING FROM OPERATIONS                              $1,012       $1,501
                                                           ------       ------
                                                           ------       ------

--------------------------------------------------------------------------------


                        SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                            STATEMENTS OF OPERATIONS
                      For the Year Ended December 31, 1997


                                                                       SAFECO
                                                           SAFECO   WASHINGTON
                                              SAFECO   CALIFORNIA        STATE
                                           MUNICIPAL     TAX-FREE    MUNICIPAL
(In Thousands)                             BOND FUND  INCOME FUND    BOND FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
    Interest                               $  28,152     $  4,295       $  429

EXPENSES
    Investment Advisory Fees                   2,041          424           49
    Transfer Agent Fees                          327           60            3
    Shareholder Service Fees                       1            1            1
    Distribution Fees - Class B                    1            2            2
    Legal and Auditing Fees                       24           25           15
    Custodian Fees                                23            6            4
    Reports to Shareholders                       39            7           --
    Trustees' Fees                                 6            4            4
    Other Fees                                    13            2           --
    Amortization of Organization Expenses         --           --            2
                                           ---------     --------       ------

         Total Expenses                        2,475          531           80
                                           ---------     --------       ------

NET INVESTMENT INCOME                         25,677        3,764          349

NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS
    Net Realized Gain (Loss) on Investments    6,632          367          (9)
    Net Change in Unrealized Appreciation     17,239        4,618          321
                                           ---------     --------       ------

NET GAIN ON INVESTMENTS                       23,871        4,985          312
                                           ---------     --------       ------
NET CHANGE IN NET ASSETS
    RESULTING FROM OPERATIONS              $  49,548     $  8,749       $  661
                                           ---------     --------       ------
                                           ---------     --------       ------

--------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                           STATEMENTS OF CHANGES IN NET ASSETS


                                         SAFECO INTERMEDIATE-TERM            SAFECO INSURED
                                              MUNICIPAL BOND FUND       MUNICIPAL BOND FUND
                                         --------------------------------------------------
                                             FOR THE   NINE-MONTH      FOR THE   NINE-MONTH
                                          YEAR ENDED PERIOD ENDED   YEAR ENDED PERIOD ENDED
                                         DECEMBER 31  DECEMBER 31  DECEMBER 31  DECEMBER 31
(In Thousands)                                  1997         1996         1997         1996
-------------------------------------------------------------------------------------------
OPERATIONS
    Net Investment Income                   $    609     $    473     $    665     $    434
    Net Realized Gain (Loss) on Investments       15           (7)          70          (19)
    Net Change in Unrealized Appreciation        388          162          766          386
                                            --------     --------     --------     --------
    Net Change in Net Assets Resulting
      from Operations                          1,012          628        1,501          801

DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net Investment Income - No-Load Class       (609)        (473)        (665)        (434)
                         -- Class A               --           --           --           --
                         -- Class B               --           --           --           --
    Net Realized Gain on Investments
                         -- No-Load Class         --           --           --           --
                         -- Class A               --           --           --           --
                         -- Class B               --           --           --           --
                                            --------     --------     --------     --------
      Total                                     (609)        (473)        (665)        (434)

NET TRUST SHARE TRANSACTIONS
    No-Load Class                               (795)        (964)       2,493        1,062
    Class A                                       --           --           --           --
    Class B                                       --           --           --           --
                                            --------     --------     --------     --------
      Total                                     (795)        (964)       2,493        1,062
                                            --------     --------     --------     --------

TOTAL CHANGE IN NET ASSETS                      (392)        (809)       3,329        1,429

NET ASSETS AT BEGINNING OF PERIOD             14,172       14,981       13,187       11,758
                                            --------     --------     --------     --------

NET ASSETS AT END OF PERIOD                 $ 13,780     $ 14,172     $ 16,516     $ 13,187
                                            --------     --------     --------     --------
                                            --------     --------     --------     --------
-------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND AMOUNTS

SHARES
    Sales                                        204          176        1,204          458
    Reinvestments                                 29           25           23           13
    Redemptions                                 (307)        (293)      (1,000)        (368)
                                            --------     --------     --------     --------
    Net Change                                   (74)         (92)         227          103
                                            --------     --------     --------     --------
                                            --------     --------     --------     --------

AMOUNTS
    Sales                                   $  2,179     $  1,841    $  13,174     $  4,812
    Reinvestments                                312          263          247          137
    Redemptions                               (3,286)      (3,068)     (10,928)      (3,887)
                                            --------     --------     --------     --------
    Net Change                              $   (795)    $   (964)    $  2,493     $  1,062
                                            --------     --------     --------     --------
                                            --------     --------     --------     --------

-------------------------------------------------------------------------------------------

                                    SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                   SAFECO           SAFECO CALIFORNIA            SAFECO WASHINGTON
      MUNICIPAL BOND FUND        TAX-FREE INCOME FUND    STATE MUNICIPAL BOND FUND
----------------------------------------------------------------------------------
     FOR THE    NINE-MONTH       FOR THE    NINE-MONTH       FOR THE    NINE-MONTH
  YEAR ENDED  PERIOD ENDED    YEAR ENDED  PERIOD ENDED    YEAR ENDED  PERIOD ENDED
 DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31
        1997          1996          1997          1996          1997          1996
----------------------------------------------------------------------------------

   $  25,677     $  19,903      $  3,764      $  2,766      $    349      $    238
       6,632         2,341           367           197            (9)            4
      17,239         7,844         4,618         2,196           321           125
   ---------     ---------      --------      --------      --------      --------

      49,548        30,088         8,749         5,159           661           367


     (25,652)      (19,899)       (3,744)       (2,764)         (326)         (234)
         (17)           (3)           (9)           (1)          (15)           (3)
          (8)           (1)          (11)           (1)           (8)           (1)

      (5,345)           --          (360)         (200)           --            (4)
          (4)           --            (2)           --            --            --
          (4)           --            (2)           --            --            --
   ---------     ---------      --------      --------      --------      --------
     (31,030)      (19,903)       (4,128)       (2,966)         (349)         (242)


       3,479        (9,855)       11,712          (652)          440           (52)
          66           309           326           120            11           334
         382           111           374           100            19           209
   ---------     ---------      --------      --------      --------      --------
       3,927        (9,435)       12,412          (432)          470           491
   ---------     ---------      --------      --------      --------      --------

      22,445           750        17,033         1,761           782           616

     481,393       480,643        72,307        70,546         7,105         6,489
   ---------     ---------      --------      --------      --------      --------
   $ 503,838     $ 481,393      $ 89,340      $ 72,307      $  7,887      $  7,105
   ---------     ---------      --------      --------      --------      --------
   ---------     ---------      --------      --------      --------      --------
-------------------------------------------------------------------------------------------

       6,156         4,689         2,534         1,648           601            78
       1,401           908           231           168             7             4
      (7,286)       (6,271)       (1,773)       (1,849)         (563)          (35)
   ---------     ---------      --------      --------      --------      --------
         271          (674)          992           (33)           45            47
   ---------     ---------      --------      --------      --------      --------
   ---------     ---------      --------      --------      --------      --------


   $  86,878     $  63,875      $ 31,480      $ 19,516      $  6,413      $    813
      19,903        12,498         2,867         2,025            78            38
    (102,854)      (85,808)      (21,935)      (21,973)       (6,021)         (360)
   ---------     ---------      --------      --------      --------      --------
   $   3,927     $  (9,435)     $ 12,412      $   (432)     $    470      $    491
   ---------     ---------      --------      --------      --------      --------
   ---------     ---------      --------      --------      --------      --------

-------------------------------------------------------------------------------------------

                              SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                            NOTES TO FINANCIAL STATEMENTS


1.   GENERAL

   The SAFECO Tax-Exempt Bond Trust ("Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of the SAFECO Intermediate-Term Municipal Bond Fund (Intermediate), SAFECO Insured Municipal Bond Fund (Insured), SAFECO Municipal Bond Fund (Municipal), SAFECO California Tax-Free Income Fund (California) and SAFECO Washington State Municipal Bond Fund (Washington) (together "the Funds").

   Effective September 30, 1996, the Municipal, California and
Washington Funds began issuing two new classes of shares--Class A and Class B shares (collectively, "Advisor Classes"). Unlike the no-load class of shares (which are sold directly to the shareholder with no associated sales or distribution charges), these new classes of shares are sold by financial advisors to shareholders and have associated sales and distribution charges. Each class of shares represents an interest in the net assets of the fund.

   In connection with issuing the new Advisor Classes, the Municipal, California and Washington Funds adopted a Plan of Distribution (the "Plan"). Under the Plan, each Advisor Class pays the distributor, SAFECO Securities, Inc., for selling its shares at the annual rate of .25% of the average daily net asset of the Advisor Class. Class B shares also pay the distributor a distribution fee at the annual rate of .75% of the average daily net assets of the Class B shares.

   Under the Plans, the distributor uses the service fees primarily to compensate persons selling Advisor Class shares for providing ongoing services and the maintenance of shareholder accounts. The distributor uses the distribution fees primarily to offset the commissions it pays to financial advisors for selling Class B shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which permit management to make certain estimates and assumptions at the date of the financial statements.

   SECURITY VALUATION. Tax-exempt bonds are stated on the basis of valuations provided by a pricing service, which uses information with

--------------------------------------------------------------------------------

                            NOTES TO FINANCIAL STATEMENTS

respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments are valued at cost which approximates market.

   SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. The cost of the portfolios is the same for financial statement and federal income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.

   SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Securities purchased on a when-issued or delayed basis may be settled a month or more after the trade date. The securities purchased are carried in the portfolio at market and are subject to market fluctuation during this period. These securities begin earning interest on the settlement date. As commitments to purchase when-issued securities become fixed, the Funds segregate liquid assets in an amount equal to the total obligation.

   INCOME RECOGNITION. Interest is accrued on portfolio investments daily. Bond premiums and original issue discounts are amortized to either call or maturity dates. Market discount on bonds purchased after April 30, 1993, is recorded as taxable income at disposition.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income is declared as a dividend to shareholders of record as of the close of each business day and payment is made as of the last business day of each month. Net gains realized from security transactions, if any, will normally be distributed to shareholders at the end of December.

   FEDERAL INCOME AND EXCISE TAXES. Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all income to shareholders in a manner which results in no tax to the Funds. Therefore, no Federal income or excise tax provision is required. In addition, the Funds intend to satisfy conditions which will enable them to pay dividends which, for shareholders, are exempt from Federal income taxes. Any portion of dividends representing net short-term capital gains, however, is not exempt and is treated as taxable dividends for Federal income tax purposes. In addition, income which is derived from amortization on bonds purchased below their issued price after April 30, 1993, is treated as ordinary income for Federal income tax purposes.

--------------------------------------------------------------------------------

                            NOTES TO FINANCIAL STATEMENTS



3.   INVESTMENT TRANSACTIONS


                                                                                                       SAFECO
                                      SAFECO         SAFECO                          SAFECO        WASHINGTON
                               INTERMEDIATE-        INSURED         SAFECO       CALIFORNIA             STATE
                              TERM MUNICIPAL      MUNICIPAL      MUNICIPAL         TAX-FREE         MUNICIPAL
(In Thousands)                     BOND FUND      BOND FUND      BOND FUND      INCOME FUND         BOND FUND
-------------------------------------------------------------------------------------------------------------
PURCHASES* FOR THE YEAR ENDED
     DECEMBER 31, 1997             $  1,448       $  2,342       $  64,408      $  19,301           $  1,575
                                   --------       --------       ---------      ---------           --------
                                   --------       --------       ---------      ---------           --------
SALES* FOR THE YEAR ENDED
     DECEMBER 31, 1997             $  1,574       $  1,792       $  72,484      $   7,242           $    858
                                   --------       --------       ---------      ---------           --------
                                   --------       --------       ---------      ---------           --------
------------------------------------------------------------------------------------------------------------



*    Excludes short-term securities.


4.   COMPONENTS OF NET ASSETS
     At December 31, 1997, the components of net assets were as follows:


                                                                                                            SAFECO
                                           SAFECO         SAFECO                          SAFECO        WASHINGTON
                                    INTERMEDIATE-        INSURED         SAFECO       CALIFORNIA             STATE
                                   TERM MUNICIPAL      MUNICIPAL      MUNICIPAL         TAX-FREE         MUNICIPAL
(In Thousands)                          BOND FUND      BOND FUND      BOND FUND      INCOME FUND         BOND FUND
-------------------------------------------------------------------------------------------------------------

Aggregate gross unrealized
  appreciation for investment
  securities in which there
  is an excess of value over
  identified cost                       $     771      $    1,497     $   67,633     $  10,738           $    609

Aggregate gross unrealized
  depreciation for investment
  securities in which there
  is an excess of identified
  cost over value                              --             --            (20)            --                 --
                                        ----------     ----------     -----------    ----------          --------
Net unrealized appreciation                   771          1,497          67,613        10,738                609

Paid in capital (par value $.001,
  unlimited shares authorized)             13,009         15,019         436,225        78,602              7,278
                                        ----------     ----------     -----------    ----------          --------
Net Assets at December 31, 1997         $  13,780      $  16,516      $  503,838     $  89,340           $  7,887
                                        ----------     ----------     -----------    ----------          --------
                                        ----------     ----------     -----------    ----------          --------
------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                            NOTES TO FINANCIAL STATEMENTS


5.   INVESTMENT ADVISORY FEES AND OTHER
     TRANSACTIONS WITH AFFILIATES

     SAFECO Asset Management Company receives investment advisory fees from the Funds. These fees are based on a percentage of each day's net assets, which, on an annual basis, are as follows:

INTERMEDIATE FUND:
     First $250 million        .55%
     Next $250 million         .45
     Next $250 million         .35
     Over $750 million         .25

MUNICIPAL & CALIFORNIA FUNDS:
     First $100 million        .55%
     Next $150 million         .45
     Next $250 million         .35
     Over $500 million         .25

INSURED & WASHINGTON FUNDS:
     First $250 million        .65%
     Next $250 million         .55
     Next $250 million         .45
     Over $750 million         .35



   TRANSFER AGENT FEES. SAFECO Services Corporation receives transfer agent fees.

   NOTES PAYABLE AND INTEREST EXPENSE. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates. Interest rates equivalent to commercial bank interest rates are charged on loans over $100,000. No interest is charged on loans under $100,000. At December 31, 1997, the Intermediate Municipal Bond Fund had a 5.68% note payable of $600,000 to SAFECO Life Insurance Company of America. The note was repaid on January 2, 1998.

   AFFILIATE OWNERSHIP. At December 31, 1997, SAFECO Insurance Company of America owned 397,434 shares (32%) of the Intermediate Fund, 605,644 shares (42%) of the Insured Fund and 502,372 shares (70%) of the Washington Fund.

   LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has a line of credit arrangement with certain financial institutions. Under these arrangements, $75 million is available to meet short-term financing needs. No balance was outstanding under these arrangements at December 31, 1997.

   DEALER CONCESSIONS. SAFECO Securities, Inc., retained the following amounts in dealer commissions from sales of Class A shares during the year ended December 31, 1997.

                                                        COMMISSIONS
                                                          RETAINED
--------------------------------------------------------------------------------
Municipal Bond Fund                                         $332
California Tax-Free Income Fund                               57
Washington State Municipal Bond Fund                          --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS


6.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)

     SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND
     NO-LOAD CLASS


                                       FOR THE      NINE-MONTH
                                    YEAR ENDED    PERIOD ENDED
                                   DECEMBER 31     DECEMBER 31   FOR THE YEAR ENDED MARCH 31
                                   -----------    ------------   ---------------------------
                                          1997           1996        1996     1995      1994
--------------------------------------------------------------   ---------------------------

NET ASSET VALUE AT
     BEGINNING OF PERIOD             $  10.61        $  10.49    $  10.17  $ 10.13  $ 10.25

INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income               0.47            0.35        0.45     0.45     0.40
     Net Realized and Unrealized
        Gain (Loss) on Investments       0.31            0.12        0.32     0.04    (0.12)
                                     --------        --------    --------  -------  -------
        Total from Investment
           Operations                    0.78            0.47        0.77     0.49     0.28

LESS DISTRIBUTIONS
     Dividends from Net Investment
        Income                          (0.47)          (0.35)      (0.45)   (0.45)   (0.40)
                                     --------        --------    --------  -------  -------
Net Asset Value at End of Period     $  10.92        $  10.61    $  10.49  $ 10.17  $ 10.13
                                     --------        --------    --------  -------  -------
                                     --------        --------    --------  -------  -------
Total Return                             7.50%           4.53%*      7.63%    4.97%    2.64%

NET ASSETS AT END OF PERIOD (000'S)  $ 13,780        $ 14,172    $ 14,981  $13,762  $10,781
RATIO OF EXPENSES TO AVERAGE NET
     ASSETS                              0.83%           0.89%**     0.84%    0.85%    0.99%
RATIO OF NET INVESTMENT INCOME
     TO AVERAGE NET ASSETS               4.37%           4.40%**     4.29%    4.46%    3.85%
PORTFOLIO TURNOVER RATE                 10.52%          12.81%**     9.12%    4.27%    1.49%
---------------------------------------------------------------------------------------------


*    Not annualized.
**   Annualized.

--------------------------------------------------------------------------------

                            NOTES TO FINANCIAL STATEMENTS


6.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)

     SAFECO INSURED MUNICIPAL BOND FUND
     NO-LOAD CLASS


                                       FOR THE      NINE-MONTH
                                    YEAR ENDED    PERIOD ENDED
                                   DECEMBER 31     DECEMBER 31   FOR THE YEAR ENDED MARCH 31
                                   -----------    ------------   ---------------------------
                                          1997           1996        1996     1995      1994
--------------------------------------------------------------   ---------------------------

NET ASSET VALUE AT
     BEGINNING OF PERIOD             $  10.74        $  10.46    $  10.05  $  9.73  $ 10.26

INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income               0.50            0.37        0.48     0.48     0.41
     Net Realized and Unrealized
        Gain (Loss) on Investments       0.62            0.28        0.41     0.32    (0.53)
                                     --------        --------    --------  -------  -------
        Total from Investment
          Operations                     1.12            0.65        0.89     0.80    (0.12)

LESS DISTRIBUTIONS
     Dividends from Net Investment
        Income                          (0.50)          (0.37)      (0.48)   (0.48)   (0.41)
                                     --------        --------    --------  -------  -------
Net Asset Value at End of Period     $  11.36        $  10.74    $  10.46  $ 10.05  $  9.73
                                     --------        --------    --------  -------  -------
                                     --------        --------    --------  -------  -------
Total Return                            10.70%           6.31%*      8.95%    8.58%   (1.40)%

NET ASSETS AT END OF PERIOD (000'S)  $ 16,516        $ 13,187    $ 11,758  $ 8,163  $ 3,306
RATIO OF EXPENSES TO AVERAGE NET
  ASSETS                                 0.92%           1.00%**     0.99%    1.08%    1.41%
RATIO OF NET INVESTMENT INCOME
     TO AVERAGE NET ASSETS               4.56%           4.66%**     4.53%    5.11%    3.99%
PORTFOLIO TURNOVER RATE                 13.02%          14.86%**     3.71%   14.76%   21.19%
---------------------------------------------------------------------------------------------



*    Not annualized.
**   Annualized.

--------------------------------------------------------------------------------

                            NOTES TO FINANCIAL STATEMENTS



6.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)

     SAFECO MUNICIPAL BOND FUND
     NO-LOAD CLASS


                                       FOR THE      NINE-MONTH
                                    YEAR ENDED    PERIOD ENDED
                                   DECEMBER 31     DECEMBER 31       FOR THE YEAR ENDED MARCH 31
                                   -----------    ------------   ---------------------------------
                                          1997           1996         1996       1995       1994
--------------------------------------------------------------   ---------------------------------


NET ASSET VALUE AT
     BEGINNING OF PERIOD             $  13.98        $  13.69      $  13.36   $  13.27   $  14.13

INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income               0.75            0.57          0.76       0.77       0.78
     Net Realized and Unrealized
        Gain (Loss) on Investments       0.70            0.29          0.33       0.12      (0.55)
                                     --------        --------      --------   --------   --------
        Total from Investment
          Operations                     1.45            0.86          1.09       0.89       0.23

Less Distributions
     Dividends from Net Investment
        Income                          (0.75)          (0.57)        (0.76)     (0.77)     (0.78)
     Distributions from Realized
       Gains                            (0.16)             --            --      (0.03)     (0.31)
                                     --------        --------      --------   --------   --------
        Total Distributions             (0.91)          (0.57)        (0.76)     (0.80)     (1.09)
                                     --------        --------      --------   --------   --------
NET ASSET VALUE AT END OF PERIOD     $  14.52        $  13.98      $  13.69   $  13.36   $  13.27
                                     --------        --------      --------   --------   --------
                                     --------        --------      --------   --------   --------
TOTAL RETURN                            10.68%           6.42%*        8.23%      7.10%      1.30%

NET ASSETS AT END OF PERIOD (000'S)  $502,946        $480,970      $480,643   $472,569   $507,453
RATIO OF EXPENSES TO AVERAGE NET
  ASSETS                                 0.51%           0.53%**       0.54%      0.56%      0.52%
RATIO OF NET INVESTMENT INCOME
     TO AVERAGE NET ASSETS               5.31%           5.53%**       5.47%      5.96%      5.49%
PORTFOLIO TURNOVER RATE                 13.52%           6.66%**      12.60%     26.96%     22.07%
---------------------------------------------------------------------------------------------------



*    Not annualized.
**   Annualized.

--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS


6.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)

     SAFECO MUNICIPAL BOND FUND



                                                       CLASS A                       CLASS B
                                             --------------------------    --------------------------
                                                 FOR THE    THREE-MONTH        FOR THE    THREE-MONTH
                                              YEAR ENDED   PERIOD ENDED     YEAR ENDED   PERIOD ENDED
                                             DECEMBER 31    DECEMBER 31    DECEMBER 31    DECEMBER 31
                                                    1997           1996           1997           1996
-----------------------------------------------------------------------    --------------------------

NET ASSET VALUE AT BEGINNING OF PERIOD          $  13.99      $  13.82       $  13.98       $  13.82

INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income                          0.68          0.18           0.60           0.15
     Net Realized and Unrealized
        Gain on Investments                         0.70          0.17           0.68           0.16
                                                --------       -------       --------       --------
        Total from Investment Operations            1.38          0.35           1.28           0.31

LESS DISTRIBUTIONS
     Dividends from Net Investment Income          (0.68)        (0.18)         (0.60)         (0.15)
     Distributions from Realized Gains             (0.16)           --          (0.16)            --
                                                --------       -------        -------       --------
        Total Distributions                        (0.84)        (0.18)         (0.76)         (0.15)
                                                --------       -------        -------       --------
NET ASSET VALUE AT END OF PERIOD                $  14.53       $ 13.99        $ 14.50       $  13.98
                                                --------       -------        -------       --------
                                                --------       -------        -------       --------

TOTAL RETURN+                                      10.17%         2.52%*         9.41%          2.27%*

NET ASSETS AT END OF PERIOD (000'S)               $  390        $  311        $   502       $    112
RATIO OF EXPENSES TO AVERAGE NET ASSETS             0.95%         0.82%**        1.53%          1.50%**
RATIO OF NET INVESTMENT INCOME
     TO AVERAGE NET ASSETS                          4.86%         5.04%**        4.22%          4.42%**
PORTFOLIO TURNOVER RATE                            13.52%         6.66%**       13.52%          6.66%**
-------------------------------------------------------------------------------------------------------




*    Not annualized.
**   Annualized.
+ Excludes the effect of sales charges. If the sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------

                            NOTES TO FINANCIAL STATEMENTS

6.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)

     SAFECO CALIFORNIA TAX-FREE INCOME FUND
     NO-LOAD CLASS


                                                   FOR THE      NINE-MONTH
                                                YEAR ENDED    PERIOD ENDED
                                               DECEMBER 31     DECEMBER 31   FOR THE YEAR ENDED MARCH 31
                                               -----------    ------------   ---------------------------
                                                   1997           1996         1996      1995      1994
--------------------------------------------------------------------------   ---------------------------


NET ASSET VALUE AT
     BEGINNING OF PERIOD                        $  12.22        $  11.86    $   11.54 $  11.51  $  12.23

INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income                          0.60            0.47         0.62     0.63      0.66
     Net Realized and Unrealized
        Gain (Loss) on Investments                  0.76            0.39         0.40     0.13     (0.38)
                                                --------        ---------   --------- --------- ---------
        Total from Investment Operations            1.36            0.86         1.02     0.76      0.28

LESS DISTRIBUTIONS
     Dividends from Net Investment
        Income                                     (0.60)          (0.47)      (0.62)    (0.63)    (0.66)
     Distributions from Realized Gains             (0.05)          (0.03)      (0.08)    (0.10)    (0.34)
                                                --------        ---------   --------- --------- ---------
        Total Distributions                        (0.65)          (0.50)      (0.70)    (0.73)    (1.00)
                                                --------        ---------   --------- --------- ---------
NET ASSET VALUE AT END OF PERIOD                $  12.93        $  12.22     $ 11.86  $  11.54  $  11.51
                                                --------        ---------   --------- --------- ---------
                                                --------        ---------   --------- --------- ---------

TOTAL RETURN                                       11.55%           7.42%*      8.87%     7.01%     1.97%

NET ASSETS AT END OF PERIOD (000'S)             $ 88,379        $ 72,084    $ 70,546  $ 64,058  $ 77,056
RATIO OF EXPENSES TO AVERAGE NET ASSETS             0.68%           0.69%**     0.68%     0.70%     0.68%
RATIO OF NET INVESTMENT INCOME
     TO AVERAGE NET ASSETS                          4.88%           5.21%**     5.12%     5.65%     5.31%
PORTFOLIO TURNOVER RATE                             9.83%          10.52%**    16.25%    44.10%    32.58%
---------------------------------------------------------------------------------------------------------




*    Not annualized.
**   Annualized.

--------------------------------------------------------------------------------

                            NOTES TO FINANCIAL STATEMENTS



6.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)

     SAFECO CALIFORNIA TAX-FREE INCOME FUND



                                                       CLASS A                       CLASS B
                                             --------------------------    --------------------------
                                                 FOR THE    THREE-MONTH        FOR THE    THREE-MONTH
                                              YEAR ENDED   PERIOD ENDED     YEAR ENDED   PERIOD ENDED
                                             DECEMBER 31    DECEMBER 31    DECEMBER 31    DECEMBER 31
                                                    1997           1996           1997           1996
-----------------------------------------------------------------------    --------------------------

NET ASSET VALUE AT BEGINNING OF PERIOD          $  12.23      $  12.07       $  12.22       $  12.07

INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income                          0.58          0.15           0.48           0.12
     Net Realized and Unrealized
        Gain on Investments                         0.76          0.19           0.76           0.18
                                                ---------      --------       --------      --------
        Total from Investment Operations            1.34          0.34           1.24           0.30

LESS DISTRIBUTIONS
     Dividends from Net Investment Income         (0.58)        (0.15)         (0.48)         (0.12)
     Distributions from Realized Gains            (0.05)        (0.03)         (0.05)         (0.03)
                                                ---------      --------       --------      --------
        Total Distributions                       (0.63)        (0.18)         (0.53)         (0.15)
                                                ---------      --------       --------      --------
NET ASSET VALUE AT END OF PERIOD                $  12.94      $  12.23       $  12.93       $  12.22
                                                ---------      --------       --------      --------
                                                ---------      --------       --------      --------
TOTAL RETURN+                                      11.29%         2.83%*        10.46%          2.56%*

NET ASSETS AT END OF PERIOD (000'S)               $  460        $  122         $  501         $  101
RATIO OF EXPENSES TO AVERAGE NET ASSETS             0.91%         0.89%**        1.63%          1.64%**
RATIO OF NET INVESTMENT INCOME (LOSS)
     TO AVERAGE NET ASSETS                          4.52%         4.84%**        3.71%          4.08%**
PORTFOLIO TURNOVER RATE                             9.83%        10.52%**        9.83%         10.52%**
-------------------------------------------------------------------------------------------------------




*    Not Annualized.
**   Annualized.
+ Excludes the effect of sales charges. If the sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------

                            NOTES TO FINANCIAL STATEMENTS


6.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)

     SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
     NO-LOAD CLASS


                                            FOR THE      NINE-MONTH
                                         YEAR ENDED    PERIOD ENDED
                                        DECEMBER 31     DECEMBER 31   FOR THE YEAR ENDED MARCH 31
                                        -----------    ------------   ---------------------------
                                               1997           1996        1996     1995      1994
-------------------------------------------------------------------   ---------------------------


NET ASSET VALUE AT
     BEGINNING OF PERIOD                  $  10.53        $  10.34    $  10.10  $  9.91 $  10.27

INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income                    0.50            0.37        0.50     0.49     0.44
     Net Realized and Unrealized
        Gain (Loss) on Investments            0.42            0.20        0.27     0.19   (0.35)
                                          --------        --------    --------  -------- --------
        Total from Investment Operations      0.92            0.57        0.77     0.68     0.09

LESS DISTRIBUTIONS
     Dividends from Net Investment
        Income                              (0.50)          (0.37)      (0.50)   (0.49)   (0.44)
     Distributions from Realized Gains        0.00          (0.01)      (0.03)       --   (0.01)
                                          --------        --------    --------  -------- --------
        Total Distributions                 (0.50)          (0.38)      (0.53)   (0.49)   (0.45)
                                          --------        --------    --------  -------- --------
NET ASSET VALUE AT END OF PERIOD          $  10.95        $  10.53    $  10.34 $  10.10  $  9.91
                                          --------        --------    --------  -------- --------
                                          --------        --------    --------  -------- --------

TOTAL RETURN                                  8.94%           5.61%*      7.73%    7.13%    0.68%

NET ASSETS AT END OF PERIOD (000'S)       $  7,288        $  6,558    $  6,489 $  5,953 $  2,908
RATIO OF EXPENSES TO AVERAGE NET ASSETS       1.02%           1.10%**     1.07%    1.09%    1.44%
RATIO OF NET INVESTMENT INCOME
     TO AVERAGE NET ASSETS                    4.68%           4.78%**     4.78%    5.06%    4.17%
PORTFOLIO TURNOVER RATE                      11.67%          15.96%**    20.86%    9.23%   17.26%
--------------------------------------------------------------------------------------------------




*    Not Annualized.
**   Annualized.

--------------------------------------------------------------------------------

                            NOTES TO FINANCIAL STATEMENTS

6.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)

     SAFECO WASHINGTON STATE MUNICIPAL BOND FUND


                                                       CLASS A                       CLASS B
                                             --------------------------    --------------------------
                                                 FOR THE    THREE-MONTH        FOR THE    THREE-MONTH
                                              YEAR ENDED   PERIOD ENDED     YEAR ENDED   PERIOD ENDED
                                             DECEMBER 31    DECEMBER 31    DECEMBER 31    DECEMBER 31
                                                    1997           1996           1997           1996
-----------------------------------------------------------------------    --------------------------

NET ASSET VALUE AT BEGINNING OF PERIOD          $  10.53      $  10.45       $  10.55       $  10.45

INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income                          0.46          0.12           0.38           0.10
     Net Realized and Unrealized
        Gain on Investments                         0.42          0.09           0.42           0.11
                                                ---------      --------       --------      --------
        Total from Investment Operations            0.88          0.21           0.80           0.21

LESS DISTRIBUTIONS
     Dividends from Net Investment Income         (0.46)        (0.12)         (0.38)         (0.10)
     Distributions from Realized Gains              0.00        (0.01)           0.00         (0.01)
                                                ---------      --------       --------      --------
        Total Distributions                       (0.46)        (0.13)         (0.38)         (0.11)
                                                ---------      --------       --------      --------
NET ASSET VALUE AT END OF PERIOD                $  10.95      $  10.53       $  10.97       $  10.55
                                                ---------      --------       --------      --------
                                                ---------      --------       --------      --------

TOTAL RETURN+                                       8.64%         1.94%*         7.75%          1.94%*

NET ASSETS AT END OF PERIOD (000'S)               $  360        $  336         $  239         $  211
RATIO OF EXPENSES TO AVERAGE NET ASSETS             1.32%         1.31%**        2.13%          2.06%**
RATIO OF NET INVESTMENT INCOME (LOSS)
     TO AVERAGE NET ASSETS                          4.39%         4.49%**        3.58%          3.71%**
PORTFOLIO TURNOVER RATE                            11.67%        15.96%**       11.67%         15.96%**
-----------------------------------------------------------------------------------------------------




*    Not annualized.
**   Annualized.
+ Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------

                             REPORT OF ERNST & YOUNG LLP,
                                 INDEPENDENT AUDITORS


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE
SAFECO TAX-EXEMPT BOND TRUST


     We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the SAFECO Tax-Exempt Bond Trust (comprising, respectively, the SAFECO Intermediate-Term Municipal Bond Fund, SAFECO Insured Municipal Bond Fund, SAFECO Municipal Bond Fund, SAFECO California Tax-Free Income Fund, and SAFECO Washington State Municipal Bond
Fund) as of December 31, 1997, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the SAFECO Tax-Exempt Bond Trust at December 31, 1997, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.


                                                  /s/ Ernst & Young, LLP.

Seattle, Washington
January 30, 1998

--------------------------------------------------------------------------------

                                SAFECO FAMILY OF FUNDS


STABILITY OF PRINCIPAL
     SAFECO Money Market Fund
     SAFECO Tax-Free Money Market Fund

TAXABLE BOND INCOME
     SAFECO Intermediate-Term U.S. Treasury Fund
     SAFECO GNMA Fund
     SAFECO High-Yield Bond Fund
     SAFECO Managed Bond Fund

TAX-FREE BOND INCOME
     SAFECO Intermediate-Term Municipal Bond Fund
     SAFECO Insured Municipal Bond Fund
     SAFECO Municipal Bond Fund
     SAFECO California Tax-Free Income Fund
     SAFECO Washington State Municipal Bond Fund

HIGH CURRENT INCOME
WITH LONG-TERM GROWTH
     SAFECO Income Fund
     SAFECO Balanced Fund

LONG-TERM GROWTH
     SAFECO Growth Fund
     SAFECO Equity Fund
     SAFECO Northwest Fund
     SAFECO International Stock Fund
     SAFECO Small Company Stock Fund
     SAFECO U.S. Value Fund

--------------------------------------------------------------------------------
For more complete information on any SAFECO Mutual Fund, including management fees and expenses, call or write for a free Prospectus. Please read it carefully before you invest or send money.

SAFECO MONEY MARKET FUNDS

BOARD OF TRUSTEES:

Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding
  Vice President and Treasurer
Neal A. Fuller
  Vice President and Controller
David H. Longhurst
  Assistant Controller

INVESTMENT ADVISOR:
SAFECO Asset
  Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
State Street Bank

INDEPENDENT AUDITORS:
Ernst & Young, LLP

FOR SHAREHOLDER SERVICE:

Monday-Friday,
5:30am-7:00pm Pacific Time

NATIONWIDE: 1-800-624-5711

SEATTLE: (206) 545-7319

DEAF AND HARD OF HEARING
TTY/TDD SERVICE: 1-800-438-8718



FOR 24-HOUR AUTOMATED
PERFORMANCE INFORMATION
AND TRANSACTIONS:

NATIONWIDE: 1-800-835-4391

SEATTLE: (206) 545-5113



MAILING ADDRESS:

SAFECO Mutual Funds
P.O. Box 34890
Seattle, WA 98124-1890

INTERNET:
www.safecofunds.com

EMAIL: mfunds@safeco.com






GMF 713 2/98
  Printed on Recycled Paper.

This report must be preceded or accompanied by a current prospectus.

- Registered Trademark-Registered trademark of SAFECO Corporation.